UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07763

LITMAN GREGORY FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
                                                                    Orinda, CA  94563
(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105

                                   (925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Litman Gregory Masters Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 95.8%
Consumer Discretionary: 14.3%
7,700	Amazon.com, Inc. *	$2,051,973
90,842	Comcast Corp.	3,708,144
102,765	DIRECTV - Class A *	5,817,527
67,964	Express, Inc. *	1,210,439
18,700	Genesco, Inc. *	1,123,683
112,900	HSN, Inc.	6,193,694
138,261	Interpublic Group of Companies, Inc.	1,801,541
35,730	Las Vegas Sands Corp.	2,013,385
132,100	Lear Corp.	7,248,327
100,500	Lennar Corp.	4,168,740
36,000	Macy's, Inc.	1,506,240
38,200	Michael Kors Holdings Ltd. *	2,169,378
2,700	priceline.com, Inc. *	1,857,411
		40,870,482
Consumer Staples: 0.7%
17,620	Costco Wholesale Corp.	1,869,658

Energy: 6.7%
173,900	Canadian Natural Resources Ltd.	5,587,407
283,000	Chesapeake Energy Corp.	5,776,030
46,350	Cobalt International Energy, Inc. *	1,307,070
21,500	National Oilwell Varco, Inc.	1,521,125
66,239	Newfield Exploration Co. *	1,485,079
47,225	Schlumberger Ltd.	3,536,680
		19,213,391
Finance: 24.8%
19,757	Alleghany Corp. *	7,822,192
180,600	American Express Co.	12,183,276
86,600	AON Plc	5,325,900
398,200	Bank of New York Mellon Corp.	11,145,618
56	Berkshire Hathaway, Inc. - Class A *	8,751,680
98,395	Blackstone Group L.P. (The)	1,946,253
248,000	BM&FBovespa S.A.	1,677,645
211,499	CapitalSource, Inc.	2,034,620
448,100	Cheung Kong Holdings Ltd. - ADR	6,622,918
14,900	Fairfax Financial Holdings Ltd.	5,827,986
64,000	Loews Corp.	2,820,480
70,150	Wells Fargo & Co.	2,594,849
64,600	Weyerhaeuser Co.	2,027,148
		70,780,565
Health Care, Pharmaceuticals & Biotechnology: 7.6%
116,400	ACADIA Pharmaceuticals, Inc. *	924,216
16,900	Alexion Pharmaceuticals, Inc. *	1,557,166
14,500	Allergan, Inc.	1,618,635
18,400	athenahealth, Inc. *	1,785,536
38,800	Forest Laboratories, Inc.	1,475,952
217,700	Health Net, Inc. *	6,230,574
19,679	Humana, Inc.	1,360,016
168,500	Omnicare, Inc.	6,861,320
		21,813,415

Industrials: 13.8%
38,000	ACS Actividades de Construccion y Servicios S.A.	$888,327
79,700	Air Lease Corp.	2,336,804
135,000	Atlas Air Worldwide Holdings, Inc. *	5,502,600
59,000	FedEx Corp.	5,793,800
53,661	Hertz Global Holdings, Inc. *	1,194,494
93,000	Hochtief AG	6,059,433
30,486	Iron Mountain, Inc.	1,106,947
63,500	MasTec, Inc. *	1,851,025
58,000	MRC Global, Inc. *	1,909,940
25,300	Oshkosh Corp. *	1,074,997
12,836,487	Paul Y. Engineering Group Ltd.	1,240,216
60,762	Quad / Graphics, Inc.	1,454,642
74,550	Snap-on, Inc.	6,165,285
90,000	Tetra Tech, Inc. *	2,744,100
		39,322,610
Materials: 3.4%
41,590	Agnico-Eagle Mines Ltd. *	1,706,854
51,734	Freeport-McMoRan Copper & Gold, Inc. *	1,712,395
94,000	Lafarge S.A.	6,256,157
		9,675,406
Technology: 22.8%
37,329	Akamai Technologies, Inc. *	1,317,341
9,700	Apple, Inc.	4,293,511
47,300	ARM Holdings Plc - ADR	2,004,101
463,000	Dell, Inc.	6,634,790
56,340	Digimarc Corp.	1,237,790
20,000	eBay, Inc. *	1,084,400
128,490	Facebook, Inc. *	3,286,774
85,660	Fusion-io, Inc. *	1,402,254
163,541	Global Eagle Entertainment, Inc. *	1,602,702
31,100	Global Payments, Inc.	1,544,426
9,550	Google, Inc. - Class A *	7,582,986
58,000	Maxim Integrated Products, Inc.	1,893,700
17,300	MercadoLibre, Inc.	1,670,488
71,210	Molex, Inc.	1,717,585
62,420	NXP Semiconductors N.V. *	1,888,829
176,000	Oracle Corp.	5,691,840
24,670	Palo Alto Networks, Inc. *	1,396,322
13,000	Salesforce.com, Inc. *	2,324,790
28,510	Stratasys, Inc. *	2,116,012
213,326	Symmetricom, Inc. *	968,500
31,990	Uni-Pixel, Inc. *	980,494
54,850	Visa, Inc. - Class A	9,315,724
26,170	Workday, Inc. - Class A *	1,612,857
56,298	Yahoo!, Inc. *	1,324,692
		64,892,908
Telecommunication Services: 1.7%
239,165	Level 3 Communications, Inc. *	4,852,658

TOTAL COMMON STOCKS
	(cost $226,544,609)	273,291,093

Principal
Amount		Value
	SHORT-TERM INVESTMENTS: 3.6%
	REPURCHASE AGREEMENTS: 3.6%
$10,230,000	FICC, 0.010%, 03/28/2013, due 04/01/2013 [collateral: par value $10,325,000,
	U.S. Treasury Note, 2.125%, due 05/31/2015; U.S. Treasury Note, 0.250%, 09/15/2015;
	Freddie Mac Discount Note, 0.000%, due 01/14/2014; value $10,456,019] (proceeds $10,230,000)	$10,230,000

	TOTAL REPURCHASE AGREEMENTS
	(cost $10,230,000)	10,230,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $10,230,000)	10,230,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $236,774,609): 99.4%	283,521,093

	Other Assets and Liabilities: 0.6%	1,791,793

	Net Assets: 100.0%	$285,312,886

ADR	American Depository Receipt
*	Non-Income Producing Security

	The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments		$236,774,609
	Gross unrealized appreciation	69,012,615
	Gross unrealized depreciation	(22,266,131)
	Net unrealized appreciation	$46,746,484

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

Fair Value of Financial Instruments - Litman Gregory Masters Equity Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2013. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$262,636,926	$-	$-	$262,636,926
Depository Receipts	$8,627,019	$-	$-	$8,627,019
Real Estate Investment Trusts	$2,027,148	$-	$-	$2,027,148
Total Equity	$273,291,093	$-	$-	$273,291,093
Short-Term Investments	$-	$10,230,000	$-	$10,230,000
Total Investments in Securities	$273,291,093	$10,230,000	$-	$283,521,093
Other Financial Instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at fair value.

There were no significant transfers between Level 1 and Level 2 in the Fund as of March 31, 2013.

Litman Gregory Masters International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 94.7%
Australia: 2.5%
972,750	Ansell Ltd.	$16,297,231
6,544,000	Incitec Pivot Ltd.	21,081,353
		37,378,584
Belgium: 1.2%
190,776	Anheuser-Busch InBev N.V.	18,924,343

Brazil: 4.2%
1,063,700	Anhanguera Educacional Participacoes S.A.	17,197,719
826,800	BR Malls Participacoes S.A.	10,316,804
1,258,000	BR Properties S.A.	13,975,352
1,830,642	Cyrela Brazil Realty S.A. Empreedimentos e Participacoes	15,733,888
2,889,510	GP Investments Ltd. - BDR *	7,208,191
		64,431,954
Canada: 5.8%
22,928	Canadian Pacific Railway Ltd.	2,991,168
551,734	IMAX Corp. *	14,747,850
1,173,890	Kinross Gold Corp.	9,289,901
353,140	Potash Corp. of Saskatchewan, Inc.	13,860,745
1,223,100	Trican Well Service Ltd.	17,938,078
394,488	Valeant Pharmaceuticals International, Inc. *	29,594,490
		88,422,232
China: 1.0%
168,004	Baidu, Inc. - ADR *	14,733,951
		14,733,951
Denmark: 1.9%
143,040	Carlsberg A/S	13,945,507
95,350	Novo Nordisk A/S	15,520,756
		29,466,263
Finland: 2.8%
1,055,316	Outotec Oyj	15,489,142
692,260	Sampo Oyj	26,667,917
		42,157,059
France: 7.2%
693,821	AXA S.A.	11,947,439
412,300	BNP Paribas S.A.	21,198,542
161,104	Cie Generale d'Optique Essilor International S.A.	17,946,279
270,267	Nexans S.A.	12,438,260
235,392	Schneider Electric S.A.	17,229,201
323,650	Valeo S.A.	17,544,500
583,133	Vivendi S.A.	12,066,922
		110,371,143
Germany: 9.4%
119,310	Allianz SE	16,232,163
793,626	Daimler AG	43,255,468
114,088	Fresenius SE & Co. KGaA	14,106,515
112,187	Kabel Deutschland Holding AG	10,369,384
76,755	Linde AG	14,296,279
104,970	Muenchener Rueckversicherungs AG	19,666,138
219,226	SAP AG	17,594,246
361,295	Tom Tailor Holding AG	8,146,762
		143,666,955

Greece: 0.4%
332,620	Titan Cement Co. S.A.	$5,552,522

Hong Kong: 5.3%
7,744,700	AIA Group Ltd.	33,821,611
803,000	Cheung Kong Holdings Ltd.	11,854,689
4,567,242	China Merchants Holdings International Co. Ltd.	15,003,210
30,171,070	Greatview Aseptic Packaging Co. Ltd.	19,822,156
		80,501,666
India: 0.5%
699,451	Piramal Enterprises Ltd.	7,832,950

Italy: 2.2%
1,873,000	Fiat Industrial SpA	21,092,884
412,800	Saipem SpA	12,716,527
		33,809,411
Japan: 10.2%
544,500	Canon, Inc.	19,980,057
5,724,000	Daiwa Securities Group, Inc.	40,302,999
391,200	Dena Co. Ltd.	10,651,691
542,200	Don Quijote Co. Ltd.	24,018,964
91,000	FANUC CORP.	13,927,781
711,700	Ichiyoshi Securities Co. Ltd.	7,827,034
775,000	Mitsui Fudosan Co. Ltd.	22,025,101
7,498,000	Mizuho Financial Group, Inc.	16,029,547
		154,763,174
Malaysia: 1.0%
16,880,000	AirAsia BHD *	15,590,764

Netherlands: 0.8%
187,197	LyondellBasell Industries N.V.	11,847,698

Norway: 0.9%
1,764,208	Orkla ASA	14,125,763

Philippines: 0.6%
2,079,050	Security Bank Corp.	9,271,921

Panama: 1.3%
167,900	Copa Holdings S.A.	20,082,519

Poland: 0.7%
8,228,506	Netia S.A.	10,676,350

Russia: 0.7%
438,378	Yandex N.V. *	10,135,299

South Africa: 1.4%
2,193,290	Life Healthcare Group Holdings Ltd.	8,271,650
1,003,240	Mediclinic International Ltd.	7,020,367
1,719,360	Nampak Ltd.	6,015,778
		21,307,795
South Korea: 1.1%
294,864	LG Corp.	17,120,452

Spain: 1.9%
1,842,846	Ferrovial S.A.	29,295,997

Sweden: 2.2%
647,100	Electrolux AB	$16,500,951
706,914	Swedbank AB	16,112,682
		32,613,633

Switzerland: 8.9%
314,700	Adecco S.A.	17,281,166
6,704,980	Credit Suisse Group AG	31,409,558
187,100	Kuehne & Nagel International AG	20,449,707
138,900	Roche Holdings AG	32,416,601
26,280	Swatch Group AG (The)	15,319,246
371,708	Transocean Ltd.	19,313,948
		136,190,226
Taiwan: 1.2%
35,405,341	Yuanta Financial Holding Co. Ltd.	17,878,794

United Arab Emirates: 1.4%
14,393,857	Emaar Properties PJSC	20,417,096

United Kingdom: 14.9%
904,797	ARM Holdings Plc	12,653,524
930,170	Associated British Foods Plc	26,850,053
742,943	BG Group Plc	12,736,501
359,561	BHP Billiton Plc	10,455,434
269,090	British American Tobacco Plc	14,411,318
736,936	Burberry Group Plc	14,871,523
1,713,800	Carpetright Plc *	16,342,575
484,288	Delphi Automotive Plc	21,502,387
1,453,673	Informa Plc	11,621,597
2,039,076	Rexam Plc	16,332,647
3,938,056	Segro Plc	15,206,489
15,040,899	Taylor Wimpey Plc	20,760,527
2,388,313	Telecity Group Plc	32,765,749
		226,510,324
United States: 1.1%
246,598	Liberty Global, Inc. *	16,924,021

TOTAL COMMON STOCKS
	(cost $1,264,313,167)	1,442,000,859

Principal Amount		Value
PURCHASED OPTIONS: 0.0%
CURRENCY: 0.0%
	USD Call / JPY Put Option
$17,000,000	Exercise Price: $98.00,
	Expiration Date: August 2013	$218,620
24,500,000	Exercise Price: $101.00,
	Expiration Date: September 2013	219,030
		437,650

TOTAL PURCHASED OPTIONS
	(cost $694,325)	437,650

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 5.0%
REPURCHASE AGREEMENTS: 5.0%
$75,784,000	FICC, 0.010%, 03/28/2013, due 04/01/2013 [collateral: par value $76,210,000,
	U.S. Treasury Note, 2.125%, due 05/31/2015; U.S. Treasury Note, 0.250%, 09/15/2015;
	value $77,316,488] (proceeds $75,784,000)	$75,784,000

TOTAL REPURCHASE AGREEMENTS
	(cost $75,784,000)	75,784,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $75,784,000)	75,784,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,340,791,492): 99.7%	1,518,222,509

Other Assets and Liabilities: 0.3%		4,411,087

Net Assets: 100.0%		$1,522,633,596

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments		$1,340,791,492
Gross unrealized appreciation		211,375,774
Gross unrealized depreciation		(33,944,757)
Net unrealized appreciation		$177,431,017

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector		Net Assets

Consumer Discretionary		18.7%
Consumer Staples		5.8%
Energy		4.1%
Finance		24.3%
Health Care & Pharmaceuticals		9.8%
Industrials		14.3%
Materials		8.4%
Technology		7.8%
Telecommunication		1.5%
Cash and Other Assets		5.3%
Net Assets		100.0%

Fair Value of Financial Instruments - Litman Gregory Masters International Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2013. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock
Australia	$37,378,584	$-	$-	$37,378,584
Belgium	$18,924,343	$-	$-	$18,924,343
Brazil	$57,223,763	$-	$-	$57,223,763
Canada	$88,422,232	$-	$-	$88,422,232
China	$19,822,156	$-	$-	$19,822,156
Denmark	$29,466,263	$-	$-	$29,466,263
Finland	$42,157,059	$-	$-	$42,157,059
France	$110,371,143	$-	$-	$110,371,143
Germany	$143,666,955	$-	$-	$143,666,955
Greece	$5,552,522	$-	$-	$5,552,522
Hong Kong	$60,679,510	$-	$-	$60,679,510
India	$7,832,950	$-	$-	$7,832,950
Italy	$33,809,411	$-	$-	$33,809,411
Japan	$154,763,174	$-	$-	$154,763,174
Malaysia	$15,590,764	$-	$-	$15,590,764
Netherlands	$11,847,698	$-	$-	$11,847,698
Norway	$14,125,763	$-	$-	$14,125,763
Philippines	$9,271,921	$-	$-	$9,271,921
Panama	$20,082,519	$-	$-	$20,082,519
Poland	$10,676,350	$-	$-	$10,676,350
Russia	$10,135,299	$-	$-	$10,135,299
South Africa	$21,307,795	$-	$-	$21,307,795
South Korea	$17,120,452	$-	$-	$17,120,452
Spain	$29,295,997	$-	$-	$29,295,997
Sweden	$32,613,633	$-	$-	$32,613,633
Switzerland	$147,811,823	$-	$-	$147,811,823
Taiwan	$17,878,794	$-	$-	$17,878,794
United Arab Emirates	$20,417,096	$-	$-	$20,417,096
United Kingdom	$199,682,238	$-	$-	$199,682,238
United States	$16,924,021	$-	$-	$16,924,021
Depository Receipts
Brazil	$7,208,191	$-	$-	$7,208,191
China	$14,733,951	$-	$-	$14,733,951
Real Estate Investment Trusts
United Kingdom	$-	$15,206,489	$-	$15,206,489
Total Equity	$1,426,794,370	$15,206,489	$-	$1,442,000,859
Short-Term Investments
United States	$-	$75,784,000	$-	$75,784,000
Total Short-Term Investments	$-	$75,784,000	$-	$75,784,000
Fixed Income
Purchased Currency Options
United States / Japan	$437,650	$-	$-	$437,650
Total Fixed Income	$437,650	$-	$-	$437,650
Total Investments in Securities	$1,427,232,020	$90,990,489	$-	$1,518,222,509
Other Financial Instruments*	$6,419,691	$-	$-	$6,419,691

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at fair value.

Transfers into Level 1*(1)

Description
Equity
Common Stock	$1,002,403,023
Depository Receipts	$7,388,849
Total Common Stock	$1,009,791,872

* The amount of transfers in are reflected at the securities' fair value at the end of the period.

Transfers out of Level 2*(1)

Description
Equity
Common Stock	$(1,002,403,023)
Depository Receipts	$(7,388,849)
Total Common Stock	$(1,009,791,872)

* The amount of transfers in are reflected at the securities' fair value at the end of the period.

(1) Transfers between Level 1 and Level 2 for the Litman Gregory Masters International Fund relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. At March 31, 2013 certain securities in the International Fund were adjusted using systematic fair valuation.

Off-Balance Sheet Risk - Litman Gregory Masters International Fund

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities demoninated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At March 31, 2013, the Funds had the following forward contracts outstanding:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2013	Fund Delivering	March 31, 2013	Appreciation	Depreciation
6/19/2013	99,000,000	U.S. Dollar	$1,053,545	Japanese Yen	$1,192,857	$-	$(139,312)
6/19/2013	75,000,000	U.S. Dollar	798,140	Japanese Yen	873,108	-	(74,968)
6/19/2013	800,000,000	U.S. Dollar	8,513,492	Japanese Yen	8,500,691	12,801	-
6/19/2013	390,000,000	U.S. Dollar	4,150,327	Japanese Yen	4,114,141	36,186	-
6/19/2013	2,116,000,000	Japanese Yen	27,230,844	U.S. Dollar	22,518,186	4,712,658	-
7/31/2013	17,300,600	Euro Currency	23,348,890	U.S. Dollar	22,235,814	1,113,076	-
7/31/2013	9,151,200	Euro Currency	11,876,519	U.S. Dollar	11,761,695	114,824	-
9/18/2013	27,150,000	Swiss Franc	29,472,427	U.S. Dollar	28,744,627	727,800	-
12/18/2013	4,400,000	Australian Dollar	4,472,600	U.S. Dollar	4,499,972	-	(27,372)

			$110,916,784		$104,441,091	$6,717,345	$(241,652)

Litman Gregory Masters Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 95.0%
Consumer Discretionary: 10.8%
20,500	Comcast Corp.	$812,210
54,100	DIRECTV - Class A *	3,062,601
9,500	Discovery Communications, Inc. *	660,630
27,580	HSN, Inc.	1,513,039
47,000	Liberty Interactive Corp. *	1,004,860
27,550	TRW Automotive Holdings Corp. *	1,515,250
		8,568,590
Consumer Staples: 6.5%
53,350	CVS Caremark Corp.	2,933,716
63,814	Imperial Tobacco Group Plc	2,227,695
		5,161,411
Energy: 9.5%
227,250	BP Plc	1,586,968
123,000	Chesapeake Energy Corp.	2,510,430
79,810	Marathon Oil Corp.	2,691,193
35,700	Newfield Exploration Co. *	800,394
		7,588,985
Financials: 23.9%
36,357	ACE Ltd.	3,234,682
26,700	American International Group, Inc. *	1,036,494
35,200	AON Plc	2,164,800
74,000	Bank of New York Mellon Corp.	2,071,260
16,400	Capital One Financial Corp.	901,180
130,000	Cheung Kong Holdings Ltd. - ADR	1,921,400
65,590	CIT Group, Inc. *	2,851,853
6,000	Fairfax Financial Holdings Ltd.	2,346,840
21,200	JPMorgan Chase & Co.	1,006,152
818,018	RSA Insurance Group Plc	1,445,828
		18,980,489
Health Care, Pharmaceuticals & Biotechnology: 13.0%
39,079	Cigna Corp.	2,437,357
52,900	Health Net, Inc. *	1,513,998
80,715	Medtronic, Inc.	3,790,376
20,830	Merck & Co., Inc.	921,311
40,970	Omnicare, Inc.	1,668,299
		10,331,341
Industrials: 9.2%
49,000	ACS Actividades de Construccion y Servicios S.A.	1,145,474
32,900	Atlas Air Worldwide Holdings, Inc. *	1,341,004
33,800	FedEx Corp.	3,319,160
18,290	Snap-on, Inc.	1,512,583
		7,318,221
Materials: 3.2%
137,700	Cemex S.A.B. de C.V. - ADR	1,681,317
42,617	ThyssenKrupp AG	868,203
		2,549,520

Technology: 13.1%
75	Comdisco Holding Co., Inc. *	$352
306,000	Dell, Inc.	4,384,980
40,100	Intel Corp.	876,185
42,800	Oracle Corp.	1,384,152
25,700	TE Connectivity Ltd.	1,077,601
29,300	Texas Instruments, Inc.	1,039,564
9,810	Visa, Inc. - Class A	1,666,130
		10,428,964
Telecommunication Services: 5.8%
107,266	Level 3 Communications, Inc. *	2,176,427
854,460	Vodafone Group Plc	2,421,052
		4,597,479
TOTAL COMMON STOCKS
	(cost $63,940,098)	75,525,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $63,940,098): 95.0%	75,525,000

Other Assets and Liabilities: 5.0%		4,016,805

Net Assets: 100.0%		$79,541,805

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments		$63,940,098
Gross unrealized appreciation		20,665,095
Gross unrealized depreciation		(9,080,193)
Net unrealized appreciation		$11,584,902

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Fair Value of Financial Instruments - Litman Gregory Masters Value Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2013. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$71,922,283	$-	$-	$71,922,283
Depository Receipts	$3,602,717	$-	$-	$3,602,717
Total Equity	$75,525,000	$-	$-	$75,525,000
Total Investments in Securities	$75,525,000	$-	$-	$75,525,000
Other Financial Instruments*	$160,960	$-	$-	$160,960

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at fair value.

There were no significant transfers between Level 1 and Level 2 in the Fund as of March 31, 2013.

Off-Balance Sheet Risk - Litman Gregory Masters Value Fund

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities demoninated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At March 31, 2013, the Funds had the following forward contracts outstanding:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2013	Fund Delivering	March 31, 2013	Appreciation	Depreciation
7/17/2013	20,300	U.S. Dollar	$26,088	Euro Currency	$26,791	$-	$(703)
7/17/2013	38,800	U.S. Dollar	49,862	Euro Currency	50,460	-	(598)
7/17/2013	36,560	U.S. Dollar	46,984	Euro Currency	47,409	-	(425)
7/17/2013	34,100	U.S. Dollar	43,822	Euro Currency	43,883	-	(61)
7/17/2013	13,635	U.S. Dollar	17,522	Euro Currency	17,495	27	-
7/17/2013	756,510	Euro Currency	1,010,191	U.S. Dollar	972,196	37,995	-
7/17/2013	33,000	Euro Currency	43,271	U.S. Dollar	42,409	862	-
7/17/2013	30,000	Euro Currency	39,120	U.S. Dollar	38,553	567	-
8/19/2013	135,960	U.S. Dollar	206,322	Pound Sterling	206,965	-	(643)
8/19/2013	72,400	U.S. Dollar	109,869	Pound Sterling	110,450	-	(581)
8/19/2013	96,600	U.S. Dollar	146,592	Pound Sterling	146,006	586	-
8/19/2013	4,049,842	Pound Sterling	6,271,505	U.S. Dollar	6,145,720	125,785	-
8/19/2013	124,800	Pound Sterling	188,069	U.S. Dollar	189,387	-	(1,318)
8/19/2013	93,800	Pound Sterling	141,825	U.S. Dollar	142,344	-	(519)

			$8,341,042		$8,180,068	$165,822	$(4,848)

Litman Gregory Masters Smaller Companies Fund

Shares		Value
COMMON STOCKS: 86.2%
Consumer Discretionary: 11.0%
26,400	Apollo Group, Inc. *	$459,096
51,498	Best Buy Co., Inc.	1,140,681
223,775	dELiA*s, Inc. *	221,604
23,800	DeVry, Inc.	755,650
7,700	Foot Locker, Inc.	263,648
13,000	Genesco, Inc. *	781,170
21,840	GNC Holdings, Inc.	857,875
15,950	Lamar Advertising, Co. *	775,329
120,000	Live Nation Entertainment, Inc. *	1,484,400
14,100	Shutterfly, Inc. *	622,797
4,200	Signet Jewelers Ltd.	281,400
7,477	Time Warner Cable, Inc.	718,241
		8,361,891
Consumer Staples: 3.7%
45,290	B&G Foods, Inc.	1,380,892
100,000	Central Garden and Pet Co. *	822,000
92,202	Roundy's, Inc.	605,767
		2,808,659
Energy: 12.2%
80,000	Approach Resources, Inc. *	1,968,800
10,379	Baker Hughes, Inc.	481,689
450,000	Carbon Natural Gas Co. * #	285,750
70,000	Crosstex Energy, Inc.	1,348,200
18,690	Delek U.S. Holdings, Inc.	737,508
54,668	Denbury Resources, Inc. *	1,019,558
6,800	Ensco Plc	408,000
3,200	Helmerich & Payne, Inc.	194,240
12,200	Newfield Exploration Co. *	273,524
14,300	Patterson-UTI Energy, Inc.	340,912
17,500	Rosetta Resources, Inc. * (a)	832,650
38,400	Rowan Companies, Inc. *	1,357,824
		9,248,655
Financials: 9.0%
59,916	CNO Financial Group, Inc.	686,038
55,000	CoreLogic, Inc. *	1,422,300
37,139	Fifth Third Bancorp	605,737
50,000	Forestar Group, Inc. *	1,093,000
39,640	Ocwen Financial Corp. *	1,503,149
22,800	Potlatch Corp.	1,045,608
27,600	Tree.com, Inc.	510,324
		6,866,156
Health Care: 9.6%
35,532	Air Methods Corp.	1,714,064
31,040	Align Technology, Inc. *	1,040,150
16,181	Analogic Corp.	1,278,622
14,200	Community Health Systems, Inc.	672,938
43,873	Globus Medical, Inc. *	644,056
33,672	Greatbatch, Inc. *	1,005,783
52,000	Omnicell, Inc. *	981,760
		7,337,373

Industrials: 14.5%
41,700	Air Lease Corp.	$1,222,644
8,171	Alaska Air Group, Inc. *	522,617
56,945	Delta Air Lines, Inc. *	940,162
151,161	GrafTech International Ltd. *	1,160,917
44,600	H&E Equipment Services, Inc.	909,840
7,800	Kirby Corp. *	599,040
34,000	MasTec, Inc. *	991,100
92,400	PowerSecure International, Inc. *	1,174,404
29,400	Saia, Inc. *	1,063,398
35,653	Steelcase, Inc.	525,169
119,833	Taser International, Inc. *	952,672
35,000	Titan Machinery, Inc. *	971,250
		11,033,213
Information Technology: 21.9%
31,100	Arrow Electronics, Inc. *	1,263,282
17,826	Avago Technologies Ltd.	640,310
39,300	Avnet, Inc. *	1,422,660
84,400	Blucora, Inc. *	1,306,512
176,283	Brocade Communications Systems, Inc. *	1,017,153
20,800	InterDigital, Inc.	994,864
26,046	Jabil Circuit, Inc.	481,330
11,760	Manhattan Associates, Inc. *	873,651
107,000	Move, Inc. *	1,278,650
20,000	NeuStar, Inc. *	930,600
27,730	Plexus Corp. *	674,116
175,000	PMC-Sierra, Inc. *	1,188,250
24,700	Synaptics, Inc. *	1,005,043
60,000	Tessera Technologies, Inc.	1,125,000
19,700	Western Digital Corp.	990,516
100,000	Western Union Co. (The)	1,504,000
		16,695,937
Materials: 4.3%
13,000	Deltic Timber Corp.	893,360
10,340	Rentech Nitrogen Partners LP	370,999
21,450	Westlake Chemical Corp.	2,005,575
		3,269,934

TOTAL COMMON STOCKS
	(cost $51,477,944)	65,621,818

EXCHANGE TRADED FUNDS: 0.9%
11,488	SPDR S&P Oil & Gas Exploration & Production ETF	694,909

TOTAL EXCHANGE TRADED FUNDS
	(cost $696,860)	694,909

Principal
Amount	Value
SHORT-TERM INVESTMENTS: 12.2%
REPURCHASE AGREEMENTS: 12.2%
$9,293,000	FICC, 0.010%, 03/28/2013, due 04/01/2013 [collateral: par value $9,510,000,
U.S. Treasury Note, 0.250%, 09/15/2015; Freddie Mac Discount Note, 0.000%, due 01/14/2014;
value $9,498,113] (proceeds $9,293,000)	$9,293,000

TOTAL REPURCHASE AGREEMENTS
(cost $9,293,000)	9,293,000

TOTAL SHORT-TERM INVESTMENTS
(cost $9,293,000)	9,293,000

TOTAL INVESTMENTS IN SECURITIES
(cost $61,467,804): 99.3%	75,609,727

Other Assets and Liabilities: 0.7%	497,261

Net Assets: 100.0%	$76,106,988

*	Non-Income Producing Security
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. The security has been deemed liquid by the Trust's Board of Trustees.
#	These securities are illiquid at March 31, 2013, at which time the aggregate value of illquid securities is $285,750 or 0.4% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$61,467,804
Gross unrealized appreciation	14,974,105
Gross unrealized depreciation	(832,182)
Net unrealized appreciation	$14,141,923

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Fair Value of Financial Instruments - Litman Gregory Masters Smaller Companies Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2013. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$63,743,560	$832,650	$-	$64,576,210
Exchange Traded Funds	$694,909	$-	$-	$694,909
Real Estate Investment Trusts	$1,045,608	$-	$-	$1,045,608
Total Equity	$65,484,077	$832,650	$-	$66,316,727
Short-Term Investments	$-	$9,293,000	$-	$9,293,000
Total Investments in Securities	$65,484,077	$10,125,650	$-	$75,609,727
Other Financial Instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at fair value.

There were no significant transfers between Level 1 and Level 2 in the Fund as of March 31, 2013.

Litman Gregory Masters Focused Opportunities Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 97.4%
Consumer Discretionary: 4.6%
10,600	Amazon.com, Inc. *	$2,824,794

Consumer Staples: 11.8%
133,340	CVS Caremark Corp.	7,332,367

Energy: 17.2%
250,580	BP Plc	1,749,889
80,580	Canadian Natural Resources Ltd.	2,589,035
113,998	Marathon Oil Corp.	3,844,013
33,000	Schlumberger Ltd.	2,471,370
		10,654,307
Financials: 33.5%
8,180	Alleghany Corp. *	3,238,625
59,180	American Express Co.	3,992,283
113,899	Bank of New York Mellon Corp.	3,188,033
376,000	BM&FBovespa S.A.	2,543,527
89,696	CIT Group, Inc. *	3,899,982
64,900	Loews Corp.	2,860,143
29,460	Wells Fargo & Co.	1,089,725
		20,812,318
Health Care: 5.8%
57,880	Cigna Corp.	3,609,976

Materials: 2.1%
64,280	ThyssenKrupp AG	1,309,527

Technology: 17.0%
4,100	Apple, Inc.	1,814,783
63,800	ARM Holdings Plc - ADR	2,703,206
16,300	Salesforce.com, Inc. *	2,914,929
18,400	Visa, Inc. - Class A	3,125,056
		10,557,974
Telecommunication Services: 5.4%
1,186,870	Vodafone Group Plc	3,362,912

TOTAL COMMON STOCKS
	(cost $47,253,711)	60,464,175

TOTAL INVESTMENTS IN SECURITIES
	(cost $47,253,711): 97.4%	60,464,175

Other Assets and Liabilities: 2.6%		1,622,784

Net Assets: 100.0%		$62,086,959

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$47,253,711
Gross unrealized appreciation	16,912,200
Gross unrealized depreciation	(3,701,736)
Net unrealized appreciation	$13,210,464

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Fair Value of Financial Instruments - Litman Gregory Masters Focused Opportunities Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2013. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$57,760,969	$-	$-	$57,760,969
Depository Receipts	$2,703,206	$-	$-	$2,703,206
Total Equity	$60,464,175	$-	$-	$60,464,175
Short-Term Investments	$-	$-	$-	$-
Total Investments in Securities	$60,464,175	$-	$-	$60,464,175
Other Financial Instruments*	$113,687	$-	$-	$113,687

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at fair value.

There were no significant transfers between Level 1 and Level 2 in the Fund as of March 31, 2013.

Off-Balance Sheet Risk - Litman Gregory Masters Focused Opportunities Fund

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities demoninated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At March 31, 2013, the Funds had the following forward contracts outstanding:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2013	Fund Delivering	March 31, 2013	Appreciation	Depreciation
7/17/2013	30,880	U.S. Dollar	$39,684	Euro Currency	$40,753	$-	$(1,069)
7/17/2013	58,500	U.S. Dollar	75,179	Euro Currency	76,081	-	(902)
7/17/2013	55,140	U.S. Dollar	70,861	Euro Currency	71,502	-	(641)
7/17/2013	51,500	U.S. Dollar	66,183	Euro Currency	66,275	-	(92)
7/17/2013	20,500	U.S. Dollar	26,345	Euro Currency	26,304	41	-
7/17/2013	1,141,320	Euro Currency	1,524,039	U.S. Dollar	1,466,717	57,322	-
7/17/2013	50,000	Euro Currency	65,562	U.S. Dollar	64,255	1,307	-
7/17/2013	45,000	Euro Currency	58,681	U.S. Dollar	57,830	851	-
8/19/2013	74,120	U.S. Dollar	112,479	Pound Sterling	114,245	-	(1,766)
8/19/2013	37,900	U.S. Dollar	57,514	Pound Sterling	57,818	-	(304)
8/19/2013	16,200	U.S. Dollar	24,584	Pound Sterling	24,486	98	-
8/19/2013	2,013,261	Pound Sterling	3,117,696	U.S. Dollar	3,055,166	62,530	-
8/19/2013	87,300	Pound Sterling	131,558	U.S. Dollar	132,480	-	(922)
8/19/2013	130,000	Pound Sterling	195,061	U.S. Dollar	197,278	-	(2,217)
8/19/2013	96,100	Pound Sterling	145,302	U.S. Dollar	145,834	-	(532)

			$5,710,728		$5,597,024	$122,149	$(8,445)

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 31.3%
Consumer Discretionary: 4.8%
117,618	Astral Media, Inc.	$5,677,432
454,573	Brick Ltd. (The)	2,416,157
84,600	Interpublic Group of Companies, Inc. (The)	1,102,338
1,845	Jupiter Telecommunications Co. Ltd.	2,419,576
6,200	Liberty Global, Inc. *	455,080
31,600	Lowe's Companies, Inc.	1,198,272
1,570	NIKE, Inc. - Class B	92,646
267,445	OfficeMax, Inc.	3,105,036
4,100	Regis Corp.	74,579
18,160	Renault S.A.	1,139,728
105,498	Virgin Media, Inc.	5,166,237
89,900	WPP Plc	1,431,976
		24,279,057
Consumer Staples: 1.9%
3,000	Altria Group, Inc.	103,170
3,100	Anheuser-Busch InBev N.V. - ADR	308,605
20,500	CVS Caremark Corp. (b)	1,127,295
29,771	D.E. Master Blenders 1753 N.V. *	460,658
6,100	Henkel AG & Co. KGaA	482,513
47,040	H.J. Heinz Co.	3,399,581
789	Philip Morris International, Inc.	73,148
275,800	Tesco Plc	1,597,888
8,100	Unilever N.V. - ADR	332,371
17,000	Walgreen Co.	810,560
11,400	Wal-Mart Stores, Inc.	853,062
		9,548,851
Energy: 2.0%
42,700	Canadian Natural Resources Ltd.	1,371,951
1,642	Chevron Corp.	195,102
4,900	Ensco Plc (b)	294,000
2,511	Exxon Mobil Corp.	226,266
145,402	McMoRan Exploration Co. * (b)	2,377,323
14,600	Occidental Petroleum Corp.	1,144,202
63,345	Plains Exploration & Production Co. * (b)	3,006,987
9,800	Rowan Companies, Inc. - Class A *	346,528
3,167	Royal Dutch Shell Plc - ADR	206,362
51,800	SandRidge Energy, Inc. *	272,986
3,075	Statoil ASA - ADR	75,707
160,174	TORC Oil & Gas Ltd. *	309,012
4,834	Total S.A. - ADR	231,935
67,813	Whitehaven Coal Ltd.	149,881
		10,208,242

Shares		Value
Financials: 11.5%
1,612	Alleghany Corp.*	$638,223
252,645	Alterra Capital Holdings Ltd. (b)	7,958,318
46,200	American International Group, Inc. *	1,793,484
54,100	AON Plc (b)	3,327,150
205,967	Asset Acceptance Capital Corp. *	1,388,218
29,300	Bank of America Corp.	356,874
39,800	Bank of New York Mellon Corp.	1,114,002
20,200	CIT Group, Inc. *	878,296
13,600	Citigroup, Inc.	601,664
184,942	Citizens Republic Bancorp, Inc. *	4,170,442
53,200	CommonWealth REIT	1,193,808
405,329	Crexus Investment Corp. (b)	5,277,383
296,234	Duff & Phelps Corp.	4,594,589
78,200	Genworth Financial, Inc. *	782,000
111,000	Great-West Lifeco, Inc. - ADR	2,949,948
14,600	Groupe Bruxelles Lambert S.A.	1,118,309
871,105	Hudson City Bancorp, Inc. (b)	7,526,347
3,550	JPMorgan Chase & Co.	168,483
188,542	NYSE Euronext, Inc. (b)	7,285,263
125,000	Oslo Bors VPS Holding ASA	1,114,445
1	SCBT Financial Corp.	50
21,700	Schroders Plc	568,724
6,700	Travelers Companies, Inc. (The)	564,073
115,468	West Coast Bancorp	2,870,927
		58,241,020
Health Care: 3.6%
6,496	Bristol-Myers Squibb Co.	267,570
39,800	CareFusion Corp. *	1,392,602
132,975	Coventry Health Care, Inc. (b)	6,253,814
30,800	Covidien Plc (b)	2,089,472
1,409	GlaxoSmithKline Plc - ADR	66,096
23,900	Health Net, Inc. *	684,018
14,700	Johnson & Johnson	1,198,491
48,300	Omnicare, Inc.	1,966,776
6,231	Pfizer, Inc.	179,827
37,300	Thermo Fisher Scientific, Inc.	2,853,077
18,200	WellPoint, Inc.	1,205,386
		18,157,129
Industrials: 1.6%
34,900	Clarkson Plc	824,056
101,002	EDAC Technologies Corp. *	1,872,577
649,758	Impregilo SpA	3,339,084
15,600	ITT Corp.	443,508
195	Mitsui & Co. Ltd. - ADR	54,405
193,800	Orkla ASA	1,551,729
850	Siemens - AG - ADR	91,630
		8,176,989

Shares		Value
Information Technology: 3.1%
27,800	Analog Devices, Inc.	$1,292,422
28,900	Arris Group, Inc. *	496,213
1,584	Canon, Inc. - ADR	58,117
24,200	Check Point Software Technologies Ltd. *	1,137,158
98,900	Cisco Systems, Inc.	2,067,999
33,522	Dell, Inc.	480,370
2,325	Google, Inc. - Class A *	1,846,120
21,700	Hewlett-Packard Co.	517,328
69,685	Intel Corp.	1,522,617
1,900	KLA-Tencor Corp.	100,206
1,800	Lam Research Corp. *	64,530
115,254	Microsoft Corp. (b)	3,297,417
64,800	Oracle Corp.	2,095,632
7,000	TE Connectivity Ltd.	293,510
89,000	Xerox Corp.	765,400
		16,035,039
Materials: 1.5%
599,759	Aurizon Mines Ltd. *	2,627,027
1,938	Barrick Gold Corp.	56,977
8,497	Dow Chemical Co. (The)	270,545
107,039	Ferro Corp. *	722,513
1,600,250	Flinders Mines Ltd. *	100,100
1,727	Goldcorp, Inc.	58,079
8,412	Hoganas AB	416,589
30,719	Metals USA Holdings Corp.	634,347
1,430	Newmont Mining Corp.	59,903
48,307	Owens-Illinois, Inc. *	1,287,382
1,750	Rockwood Holdings, Inc.	114,520
3,213,447	Sundance Resources Ltd. * #	586,281
7,825	Tronox Ltd.	155,013
11,200	Vulcan Materials Co.	579,040
81,768	Yancoal Australia Ltd. - Class A *	210,561
		7,878,877
Telecommunication Services: 1.3%
6,404	AT&T, Inc.	234,963
168,939	Clearwire Corp. - Class A *	547,362
13,387	Deutsche Telekom AG - ADR	141,634
5,600	France Telecom S.A.- ADR	56,896
191,900	MetroPCS Communications, Inc. * (b)	2,091,710
196,242	Sprint Nextel Corp. *	1,218,663
12,225	Telefonica S.A. - ADR	165,160
3,074	Verizon Communications, Inc.	151,087
67,292	Vodafone Group Plc - ADR	1,911,766
		6,519,241
TOTAL COMMON STOCKS
	(cost $146,480,348)	159,044,445

Shares		Value
PREFERRED STOCKS: 1.2%
Consumer Discretionary: 0.3%
	General Motors Co.
9,395	4.750%	$403,421
	Sealy Corp.
14,806	8.000%	1,132,393
		1,535,814
Energy: 0.1%
215	Chesapeake Energy Corp. (a)
	5.750%	220,241

Financials: 0.7%
	Ally Financial, Inc. (a)
810	7.000%	801,090
	Bank of America Corp.
202	7.250%	246,068
	Capital One Financial Corp.
21,430	6.000%	543,036
	Citizens Funding Trust I
2,753	7.500%	69,155
	iStar Financial, Inc.
7,321	4.500%	379,521
	Strategic Hotels & Resorts, Inc.
3,102	8.500%	76,775
8,871	8.250%	219,202
	SunTrust Banks, Inc.
35,696	5.875%	897,094
	Wells Fargo & Co.
320	7.500%	412,400
		3,644,341

Materials: 0.1%
5,150	ArcelorMittal
	6.000%	109,437
4,486	Cliffs Natural Resources, Inc.
	7.000%	83,754
		193,191
TOTAL PREFERRED STOCKS
	(cost $5,450,635)	5,593,587

Principal Amount^		Value
ASSET BACKED SECURITIES: 2.2%
	CSAB Mortgage Backed Trust
$1,857,684	Series 2006-2-A6B,
	5.700%, 09/25/2036	$492,380
	GSAA Home Equity Trust
1,014,969	Series 2006-10-AF5,
	6.448%, 06/25/2036	638,484
	JP Morgan Mortgage Acquisition Corp.
1,000,000	Series 2007-CH1-AF5,
	5.475%, 11/25/2036	898,989
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A,	1,709,838
	5.760%, 11/25/2035
286,635	Series 2006-12N-A2A1,
	0.354%, 08/25/2046	282,162
	Long Beach Mortgage Loan Trust
431,242	Series 2005-WL2-M1,	422,030
	0.674%, 08/25/2035
	Residential Asset Mortgage Products, Inc.
516,152	Series 2006-RS5-A3,	470,528
	0.374%, 09/25/2036
	Residential Asset Securities Corp.
875,739	Series 2006-EMX2-A2,
	0.404%, 02/25/2036	818,574
2,545,244	Series 2006-EMX6-A3,
	0.354%, 07/25/2036	2,134,354
1,253,004	Series 2007-KS4-A2,
	0.384%, 05/25/2037	1,204,495
	Sierra Receivables Funding Co. LLC
98,781	Series 2012-1A-A,	101,486
	2.840%, 11/20/2028 (a)
	Terwin Mortgage Trust
2,699,439	Series 2006-3-2A2,
	0.414%, 04/25/2037 (a)	2,088,032
TOTAL ASSET BACKED SECURITIES
	(cost $9,766,272)	11,261,352

Principal Amount		Value
BANK LOANS: 2.4%
	Acosta, Inc.
95,000	5.000%, 03/02/2018 (2)	$96,514
104,738	AES Corp. (1)	106,355
	Alcatel Lucent USA, Inc.
134,375	6.250%, 08/01/2016 (2)	136,559
436,088	7.500%, 01/30/2019 (2)	567,155
294,886	7.250%, 01/30/2019 (2)	299,874
	Ameriforge Group, Inc.
84,788	6.000%, 12/19/2019 (2)	86,095
	AmWINS Group, Inc.
159,600	5.000%, 09/06/2019 (2)	161,845
	Apex Tool Group LLC
155,000	4.500%, 02/01/2020 (2)	157,325
	Applied Systems, Inc.
45,000	9.500%, 06/08/2017 (2)	45,338
	Arch Coal, Inc.
95,519	5.750%, 05/16/2018 (2)	97,346
	Ascend Performance Materials LLC
118,800	6.750%, 04/10/2018 (2)	121,473
	Asurion LLC
84,788	4.500%, 05/24/2019 (2)	85,842
215,000	Berlin Packaging LLC (1)	217,876
	Blackboard, Inc.
269,755	6.250%, 10/04/2018 (2)	274,139
	Brand Energy & Infrastructure Services, Inc.
144,435	6.250%, 10/16/2018 (2)	146,120
34,665	6.250%, 10/22/2018 (2)	35,069
	Brasa Holdings, Inc.
100,000	11.000%, 01/20/2020 (2)	101,500
	Calpine Corp.
89,550	4.000%, 10/09/2019 (2)	90,903
	CPG International, Inc.
44,775	5.750%, 09/18/2019 (2)	45,279
	Deltek, Inc. (2)
64,838	5.000%, 10/10/2018	65,459
	DS Waters of America, Inc.
34,650	10.500%, 08/29/2017 (2)	35,690
145,000	Duff & Phelps Investment Management Co. (1)	146,904
300,000	Edwards Cayman Islands II Ltd. (1)	301,500
	Essar Steel Algoma, Inc.
274,161	8.750%, 09/20/2014 (2)	279,987
	Fairmount Minerals Ltd.
193,257	5.250%, 03/15/2017 (2)	194,929
	First Data Corp.
115,000	5.204%, 09/24/2018 (2)	116,055
	FMG America Finance, Inc.
407,950	5.250%, 10/18/2017 (2)	413,558
	FPC Holdings, Inc.
69,825	5.250%, 11/19/2019 (2)	70,820
	Getty Images, Inc.
169,575	4.750%, 10/18/2019 (2)	172,140
	HarbourVest Partners LLC
110,482	4.750%, 11/21/2017 (2)	111,035
	Harland Clarke Holdings Corp.
272,842	5.454%, 06/30/2017 (2)	270,386

Principal Amount		Value
BANK LOANS (CONTINUED)
330,000	H.J. Heinz Co. (1)	$333,230
210,000	Hostess Brands, Inc. (1)	215,250
	Houghton International, Inc.
134,663	5.250%, 12/20/2019 (2)	136,977
	Integra Telecom, Inc.
60,000	6.000%, 02/15/2019 (2)	60,947
	Kindred Healthcare, Inc.
74,813	5.250%, 06/01/2018 (2)	75,483
44,435	5.250%, 06/01/2018 (2)	44,833
	Kronos Worldwide, Inc.
43,750	7.000%, 06/13/2018 (2)	44,270
	Level 3 Financing, Inc.
210,000	4.750%, 08/01/2019 (2)	212,843
110,000	5.250%, 08/01/2019 (2)	111,691
	Metal Services LLC
194,513	7.750%, 06/30/2017 (2)	197,106
	MetroPCS Wireless, Inc.
75,374	4.000%, 03/17/2018 (2)	75,777
	MGM Resorts International
399,000	4.250%, 12/20/2019 (2)	406,132
	Mirror BidCo Corp.
79,800	5.250%. 12/27/2019 (2)	80,798
145,000	Navistar International Corp. (1)	146,939
	Navistar, Inc.
224,800	7.000%, 08/17/2017 (2)	227,807
	Nexeo Solutions LLC
94,279	5.000%, 09/08/2017 (2)	94,603
	NGPL PipeCo LLC
173,571	6.750%, 09/15/2017 (2)	176,392
	Nuveen Investments, Inc.
30,000	5.204%, 05/13/2017 (2)	30,627
	NXP B.V.
144,638	4.750%, 01/11/2020 (2)	148,109
	Patriot Coal Corp.
138,750	9.250%, 10/11/2013 (2)	139,878
	Pinnacle Holdco S.A.R.L.
75,000	10.500%, 07/24/2020 (2)	76,563
	Pinnacle Operating Corp.
124,375	6.750%, 11/14/2018 (2)	125,930
	Preferred Proppants LLC
73,077	9.000%, 12/15/2016 (2)	68,784
	Quintiles Transnational Corp.
220,892	4.500%, 06/08/2018 (2)	224,137
	Remy International, Inc.
120,000	4.250%, 03/05/2020 (2)	126,298
	Rocket Software, Inc.
120,000	10.250%, 02/08/2019 (2)	120,050
	Sensus USA, Inc.
55,000	8.500%, 05/09/2018 (2)	55,378
	Sequa Corp.
94,763	5.250%, 06/19/2017 (2)	96,488
	Serta Simmons Holdings LLC
140,000	5.000%, 10/01/2019 (2)	142,153

Principal Amount		Value
BANK LOANS (CONTINUED)
	Six3 Systems, Inc.
84,788	7.000%, 10/04/2019 (2)	$85,635
	SS&C Technologies, Inc.
25,435	5.000%, 06/08/2019 (2)	25,849
245,876	5.000%, 06/08/2019 (2)	249,871
	SunGard Data Systems, Inc.
64,838	4.500%, 01/31/2020 (2)	65,796
125,000	4.000%, 03/08/2020 (2)	126,484
	SUPERVALUE, Inc.
205,000	6.250%, 03/21/2019 (2)	208,831
	Taminco Global Chemical Corp.
174,563	4.250%, 02/15/2019 (2)	176,267
	TASC, Inc.
148,489	4.500%, 12/18/2015 (2)	149,185
	Tempur-Pedic International, Inc.
134,663	5.000%, 12/12/2019 (2)	136,767
325,000	TI Automotive Ltd. (1)	328,250
	Transtar Holding Company
34,825	5.500%, 10/09/2018 (2)	35,260
	TriZetto Group, Inc.
188,112	4.750%, 05/02/2018 (2)	189,422
40,000	8.500%, 03/28/2019 (2)	40,600
	Tronox, Inc.
100,783	4.500%, 03/13/2020 (2)	102,389
	Truven Health Analytics, Inc.
223,922	5.750%, 06/06/2019 (2)	227,281
75,000	Tube City IMS Corp. (1)	75,938
	United Surgical Partners International, Inc.
59,700	7.000%, 04/03/2019 (2)	60,204
	Verint Systems, Inc.
45,000	4.000%, 09/06/2019 (2)	45,412
250,000	Virgin Media Investment Holdings Ltd. (1)	249,303
	Visant Corp.
208,678	5.250%, 12/22/2016 (2)	203,126
	WESCO Distribution, Inc.
49,875	4.500%, 12/12/2019 (2)	50,550
120,000	WideOpenWest Finance LLC (1)	121,163
	Wilsonart International Holding LLC
129,675	5.500%, 10/31/2019 (2)	131,717
	WMG Acquisition Corp.
59,250	5.250%, 11/01/2018 (2)	60,278
	ZAYO Group, LLC
119,399	4.750%, 07/02/2019 (2)	120,776
TOTAL BANK LOANS
	(cost $12,126,979)	12,312,897

Principal Amount^		Value
CONVERTIBLE BONDS: 2.7%
Consumer Discretionary: 0.3%
	Ford Motor Co.
235,000	4.250%, 11/15/2016	$377,763
	Iconix Brand Group, Inc.
310,000	2.500%, 06/01/2016 (a)	345,844
	RadioShack Corp.
708,000	2.500%, 08/01/2013 (a)	692,069
	YPG Financing, Inc.
43,402 (CAD)	8.000%, 11/30/2022	35,697
		1,451,373
Energy: 0.6%
	Alpha Natural Resources, Inc.
70,000	2.375%, 04/15/2015	66,763
	Chesapeake Energy Corp.
45,000	2.750%, 11/15/2035	45,281
223,000	2.500%, 05/15/2037	214,777
	Cobalt International Energy, Inc.
1,060,000	2.625%, 12/01/2019	1,185,212
	McMoRan Exploration Co.
987,000	5.250%, 10/06/2013	1,027,097
	Peabody Energy Corp.
330,000	4.750%, 12/15/2041	270,600
		2,809,730
Financials: 0.2%
	Health Care REIT, Inc.
700,000	3.000%, 12/01/2029	918,750
Health Care: 0.1%
	Gilead Sciences, Inc.
130,000	1.625%, 05/01/2016	282,425
	Mylan, Inc.
105,000	3.750%, 09/15/2015	233,166
		515,591
Industrials: 0.1%
	Navistar International Corp.
735,000	3.000%, 10/15/2014	753,834

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Information Technology: 1.1%
	Ciena Corp.
195,000	3.750%, 10/15/2018 (a)	$222,056
	EMC Corp.
325,000	1.750%, 12/01/2013	485,267
	InterDigital, Inc.
1,319,000	2.500%, 03/15/2016	1,479,754
	Micron Technology, Inc.
50,000	1.875%, 08/01/2031	58,625
85,000	2.375%, 05/01/2032 (a)	105,453
215,000	3.125%, 05/01/2032 (a)	269,288
	Nortel Networks Corp.
770,000	2.125%, 04/15/2014	762,300
	Nuance Communications
180,000	2.750%, 11/01/2031	186,863
	SanDisk Corp.
310,000	1.500%, 08/15/2017	401,063
	Symantec Corp.
1,119,000	1.000%, 06/15/2013	1,444,908
	Xilinx, Inc.
75,000	2.625%, 06/15/2017	106,734
		5,522,311
Materials: 0.2%
	United States Steel Corp.
1,060,000	4.000%, 05/15/2014	1,108,362
159,000	2.750%, 04/01/2019	161,584
		1,269,946
Telecommunication Services: 0.1%
	Clearwire Communications LLC / Clearwire Finance, Inc.
394,000	8.250%, 12/01/2040 (a)	440,788
TOTAL CONVERTIBLE BONDS
	(cost $12,671,910)	13,682,323

Principal Amount^		Value
CORPORATE BONDS: 15.3%
Consumer Discretionary: 1.7%
	ARAMARK Holdings Corp.
800,000	8.625%, 05/01/2016 (a)	$814,008
	Bon-Ton Dept Stores, Inc. (The)
783,000	10.250%, 03/15/2014	790,830
	Clear Channel Communications, Inc.
805,000	5.500%, 09/15/2014	792,925
	Clear Channel Worldwide Holdings, Inc.
825,000	7.625%, 03/15/2020	865,219
25,000	7.625%, 03/15/2020	25,969
	Foot Locker, Inc.
295,000	8.500%, 01/15/2022	336,300
	Mandalay Resort Group
180,000	7.625%, 07/15/2013	183,375
	NBCUniversal Enterprise, Inc. (a)
520,000	5.250%, 12/31/2049	522,600
	Reader's Digest Association, Inc. (The)
605,000	9.500%, 02/15/2017	232,925
	Sealy Mattress Co.
1,972,000	8.250%, 06/15/2014	1,981,879
	Toys R Us Property Co. II LLC
293,000	8.500%, 12/01/2017	310,946
	YPG Financing, Inc.
1,807,366 (CAD)	9.250%, 11/30/2018 (a)	1,789,219
		8,646,195
Consumer Staples: 1.1%
	BRF - Brasil Foods S.A.
700,000	5.875%, 06/06/2022 (a)	780,500
	Campbell Soup Co.
760,000	0.599%, 08/01/2014	762,269
	Coca-Cola Co. (The)
550,000	0.231%, 03/14/2014	550,080
	Cosan Luxembourg S.A.
300,000 (BRL)	9.500%, 03/14/2018 (a)	154,140
	Delhaize Group S.A.
115,000	5.700%, 10/01/2040 (a)	112,578
	Hawk Acquisition Sub, Inc.
575,000	4.250%, 10/15/2020	576,438
	SUPERVALU, Inc.
1,787,000	7.500%, 11/15/2014	1,802,654
500,000	8.000%, 05/01/2016	522,500
	Wells Enterprises, Inc.
305,000	6.750%, 02/01/2020 (a)	322,538
		5,583,697

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy: 2.4%
	ATP Oil & Gas Corp.
1,119,000	11.875%, 05/01/2015	$83,925
	Basic Energy Services
275,000	7.750%, 10/15/2022	284,625
	Connacher Oil and Gas Ltd.
345,000	8.500%, 08/01/2019 (a)	230,287
	Energy Future Holdings Corp.
1,055,000	11.750%, 03/01/2022 (a)	1,218,525
780,000	10.000%, 12/01/2020 (a)	881,400
	Gazprom Neft OAO Via GPN Capital S.A.
800,000	4.375%, 09/19/2022 (a)	793,000
	Halcon Resources Corp.
385,000	9.750%, 07/15/2020 (a)	427,350
	McMoRan Exploration Co.
1,846,000	11.875%, 11/15/2014	1,956,760
	Midwest Generation LLC
1,697,209	8.560%, 01/02/2016	1,663,265
	Newfield Exploration Co.
700,000	5.625%, 07/01/2024	724,500
	Odebrecht Drilling Norbe VIII/IX Ltd.
95,000	6.350%, 06/30/2021 (a)	104,975
	Offshore Group Investment Ltd.
1,748,000	11.500%, 08/01/2015	1,909,689
	OGX Austria GmBH
1,000,000	8.500%, 06/01/2018 (a)	785,000
600,000	8.375%, 04/01/2022 (a)	454,500
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021 (a)	378,130
	Rosneft Oil Co. via Rosneft International Finance Ltd.
475,000	4.199%, 03/06/2022 (a)	472,031
		12,367,962

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financials: 3.4%
	AXA S.A.
900,000	6.379%, 12/31/2049 (a)	$897,750
	Banco Santander-Chile
200,000,000 (CLP)	6.500%, 09/22/2020 (a)	419,714
	Barclays Bank Plc
550,000 (EUR)	6.000%, 01/14/2021	775,763
	Caterpillar Financial Services Corp.
2,300,000	0.527%, 02/26/2016	2,303,667
	CBRE Services, Inc.
290,000	5.000%, 03/15/2023	294,713
	Cielo S.A.
600,000	3.750%, 11/16/2022 (a)	578,100
	Country Garden Holdings Co. Ltd.
200,000	7.500%, 01/10/2023 (a)	205,260
	Eksportfinans ASA
215,000	2.000%, 09/15/2015	206,541
100,000	2.375%, 05/25/2016	95,196
140,000 (CHF)	2.250%, 02/11/2021	132,098
	General Electric Capital Corp.
400,000	6.250%, 12/31/2049	439,822
700,000	7.125%, 12/31/2049	815,556
	GMAC International Finance B.V.
175,000 (EUR)	7.500%, 04/21/2015	245,216
	Intesa Sanpaolo SpA
1,030,000	6.500%, 02/24/2021 (a)	1,062,953
	Jefferies Group LLC
475,000	5.125%, 01/20/2023	503,890
	John Deere Capital Corp.
700,000	0.451%, 04/25/2014	701,226
	Lloyds TSB Bank Plc
665,000 (EUR)	6.500%, 03/24/2020	945,782
	Merrill Lynch & Co., Inc.
100,000	6.110%, 01/29/2037	113,006
	Metlife Capital Trust IV
450,000	7.875%, 12/15/2037 (a)	568,125
	Royal Bank of Scotland Plc
200,000 (EUR)	4.350%, 01/23/2017	257,713
400,000 (EUR)	6.934%, 04/09/2018	556,576
445,000	6.125%, 12/15/2022	461,945
	Sasol Financing International Plc
695,000	4.500%, 11/14/2022	689,788
	Schahin II Finanance Co. SPV Ltd.
490,667	5.875%, 09/25/2022 (a)	509,067
	Societe Generale S.A.
650,000 (EUR)	9.375%, 12/31/2049	951,518
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	289,511
	Standard Chartered Plc
1,000,000	3.950%, 01/11/2023 (a)	997,943
	Textron Financial Corp.
725,000	6.000%, 02/15/2067 (a)	663,375
	Votorantim Cimentos S.A.
600,000	7.250%, 04/05/2041 (a)	655,500

Health Care: 0.4%
	Merge Healthcare, Inc.
1,288,000	11.750%, 05/01/2015	$1,375,745
	PerkinElmer, Inc.
45,000	5.000%, 11/15/2021	49,571
	Valeant Pharmaceuticals International, Inc.
130,000	6.375%, 10/15/2020 (a)	137,394
490,000	6.375%, 10/15/2020 (a)	518,788
		2,081,498
Industrials: 1.3%
	Aviation Capital Group Corp.
235,000	4.625%, 01/31/2018 (a)	242,706
70,000	6.750%, 04/06/2021 (a)	77,966
	Continental Airlines 1999-1 Class A Pass Through Trust
325,638	6.545%, 02/02/2019	359,830
	Continental Airlines 1999-1 Class B Pass Through Trust
73,826	6.795%, 08/02/2018	77,148
	Continental Airlines 2012-2 Class A Pass Through Trust Certificates
95,000	4.000%, 10/29/2024	98,800
	Continental Airlines 2012-2 Class B Pass Through Trust Certificates
75,000	5.500%, 10/29/2020	78,375
	Continental Airlines 2012-3 Class C Pass Through Trust Certificates
140,000	6.125%, 04/29/2018	140,700
	Delta Air Lines 2007-1 Class A Pass Through Trust
288,990	6.821%, 08/10/2022	327,282
	Doric Nimrod Air France Alpha Ltd. 2012-1 Class A Pass Through Trust
800,000	5.125%, 11/30/2024 (a)	860,000
	International Lease Finance Corp.
225,000	6.750%, 09/01/2016 (a)	255,375
	Meccanica Holdings USA, Inc.
100,000	6.250%, 07/15/2019 (a)	103,153
370,000	7.375%, 07/15/2039 (a)	349,699
901,000	6.250%, 01/15/2040 (a)	794,571
	Odebrecht Finance Ltd.
400,000	7.125%, 06/26/2042 (a)	455,000
	Owens Corning, Inc.
860,000	4.200%, 12/15/2022	881,273
	Steelcase, Inc.
545,000	6.375%, 02/15/2021	603,467
	United Technologies Corp.
685,000	0.787%, 06/01/2015	692,076
	US Airways 2012-1 Class A Pass Through Trust
220,000	5.900%, 10/01/2024	245,850
	US Airways 2012-2 Class A Pass Through Trust
185,000	4.625%, 06/03/2025	192,863
		6,836,134

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Information Technology: 0.8%
	Alcatel Lucent USA, S.A.
90,000	6.500%, 01/15/2028	$68,850
550,000	6.450%, 03/15/2029	426,250
	Baidu, Inc.
200,000	3.500%, 11/28/2022	203,302
	First Data Corp.
600,000	10.625%, 06/15/2021 (a)	609,750
	Hewlett-Packard Co.
375,000	4.650%, 12/09/2021	389,532
	Ingram Micro, Inc.
770,000	5.000%, 08/10/2022	809,064
	International Business Machines Corp.
470,000	0.550%, 02/06/2015	470,938
	Nortel Networks Ltd.
812,000	10.750%, 07/15/2016	931,770
		3,909,456
Materials: 1.2%
	Anglo American Capital Plc
830,000	4.125%, 09/27/2022 (a)	860,415
	AngloGold Holdings Plc
420,000	5.125%, 08/01/2022	426,538
	ArcelorMittal
125,000	7.500%, 10/15/2039	128,812
600,000	7.250%, 03/01/2041	598,776
	Ashland, Inc.
180,000	6.500%, 06/30/2029	167,400
	IAMGOLD Corp.
700,000	6.750%, 10/01/2020 (a)	677,250
	Mcron Finance Sub LLC
385,000	8.375%, 05/15/2019 (a)	427,350
165,000	7.750%, 02/15/2021 (a)	171,394
	New Gold, Inc.
320,000	6.250%, 11/15/2022 (a)	336,800
	Newcrest Finance Property Ltd.
415,000	4.200%, 10/01/2022 (a)	432,025
	Orion Engineered Carbons Finance & Co. SCA
790,000	9.250%, 08/01/2019 (a)	801,850
	Samarco Mineracao S.A.
455,000	4.125%, 11/01/2022 (a)	443,853
	Steel Dynamics, Inc.
120,000	5.250%, 04/15/2023 (a)	121,950
	Xstrata Finance Canada Ltd.
575,000	5.300%, 10/25/2042 (a)	559,501
		6,153,914

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Telecommunication Services: 2.2%
	Bharti Airtel International Netherlands B.V.
1,060,000	5.125%, 03/11/2023 (a)	$1,069,540
	Clearwire Communications LLC / Clearwire Finance, Inc.
990,000	12.000%, 12/01/2015 (a)	1,069,818
	Colombia Telecommunicaciones S.A. ESP
340,000	5.375%, 09/27/2022 (a)	341,700
	Cricket Communications, Inc.
1,098,000	7.750%, 10/15/2020	1,100,745
	Embarq Corp.
520,000	7.995%, 06/01/2036	548,887
	Intelsat Luxembourg S.A.
95,000	6.750%, 06/01/2018 (a)	98,325
695,000	7.750%, 06/01/2021 (a)	708,900
385,000	8.125%, 06/01/2023 (a)	392,700
	Nokia Siemens Networks Finance B.V.
480,000 (EUR)	6.750%, 04/15/2018 (a)	629,465
	Oi S.A.
905,000 (BRL)	9.750%, 09/15/2016 (a)	467,907
	Qwest Corp.
230,000	7.200%, 11/10/2026	232,413
	Telecom Italia Capital S.A.
65,000	6.375%, 11/15/2033	63,470
245,000	6.000%, 09/30/2034	228,673
90,000	7.200%, 07/18/2036	90,134
160,000	7.721%, 06/04/2038	167,350
	Telfon Celuar Del Paraguay S.A.
200,000	6.750%, 12/13/2022 (a)	217,000
	Telefonica Emisiones SAU
200,000 (GBP)	5.597%, 03/12/2020	326,857
100,000	5.462%, 02/16/2021	107,871
300,000	7.045%, 06/20/2036	323,550
	Virgin Media Finance Plc
1,218,000	4.875%, 02/15/2022	1,239,315
	West Corp.
1,538,000	11.000%, 10/15/2016	1,607,210
		11,031,830
Utilities: 0.7%
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016	263,223
	Copano Energy LLC
2,046,000	7.125%, 04/01/2021 (b)	2,373,359
	Enel Finance International N.V.
300,000	6.000%, 10/07/2039	286,430
	IFM U.S. Colonial Pipeline 2 LLC
600,000	6.450%, 05/01/2021 (a)	674,848
		3,597,860
TOTAL CORPORATE BONDS
	(cost $76,176,349)	77,545,860

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 5.0%
	Autonomous Community of Madrid Spain
900,000 (EUR)	4.300%, 09/15/2026	$912,511
	Brazilian Government International Bond
900,000 (BRL)	8.500%, 01/05/2024	477,596
	Canadian Government Bond
725,000 (CAD)	1.000%, 02/01/2014	713,525
125,000 (CAD)	1.000%, 02/01/2015	123,071
200,000 (CAD)	3.000%, 12/01/2015	206,811
2,255,000 (CAD)	2.750%, 09/01/2016	2,336,481
		3,379,888
	Chile Government International Bond
400,000,000 (CLP)	5.500%, 08/05/2020	918,919
	Empresa de Telecomunicaciones de Bogota
260,000,000 (COP)	7.000%, 01/17/2023 (a)	151,477
	Italy Buoni Poliennali Del Tesoro
395,000 (EUR)	5.500%, 11/01/2022	539,504
	Korea Treasury Bond
975,000,000 (KRW)	3.250%, 12/10/2014	895,693
	Mexican Bonos
2,000,000 (MXN)	8.000%, 12/19/2013	166,745
10,000,000 (MXN)	6.000%, 06/18/2015	841,988
19,150,000 (MXN)	8.000%, 12/17/2015	1,694,492
6,850,000 (MXN)	7.250%, 12/15/2016	606,716
11,500,000 (MXN)	7.750%, 12/14/2017	1,055,725
1,800,000 (MXN)	8.500%, 12/13/2018	173,395
7,750,000 (MXN)	6.500%, 06/10/2021	699,160
		5,238,221
	Portugal Obrigacoes do Tesouro - OT
2,200,000 (EUR)	3.850%, 04/15/2021	2,422,000
	Queensland Treasury Corp.
1,690,000 (AUD)	5.750%, 11/21/2014	1,834,632
	South Africa Government Bond
7,300,000 (ZAR)	7.750%, 02/28/2023	847,950
	Spain Government Bond
715,000 (EUR)	4.300%, 10/31/2019	925,017
190,000 (EUR)	4.650%, 07/30/2025	231,229
		1,156,246
	United States Treasury Bond
6,000,000	1.625%, 11/15/2022	5,894,532
	Uruguay Government International Bond
6,190,000 (UYU)	4.250%, 04/05/2027	644,820
4,600,000 (UYU)	4.375%, 12/15/2028	343,762
		988,582
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE
	(cost $24,649,480)	25,657,751

LIMITED PARTNERSHIPS: 0.2%
1.2% Partnership	U.S. Farming Realty Trust II, LP #	$888,809
Interest

TOTAL LIMITED PARTNERSHIPS
	(cost $856,412)	888,809

Principal Amount^		Value
MORTGAGE BACKED SECURITIES: 25.2%
	Adjustable Rate Mortgage Trust
3,000,000	Series 2005-2-6M2, 1.184%, 06/25/2035	1,590,623
903,540	Series 2006-1-2A1, 3.294%, 03/25/2036	708,642
	Banc of America Alternative Loan Trust
1,367,455	Series 2006-7-A4, 5.998%, 10/25/2036	1,104,200
	Banc of America Funding Corp.
172,387	Series 2004-B-4A2, 2.975%, 11/20/2034	157,066
883,556	Series 2006-6-1A2, 6.250%, 08/25/2036	891,033
2,846,885	Series 2006-7-T2A3, 5.695%, 10/25/2036	2,128,139
1,298,998	Series 2006-A-4A1, 3.012%, 02/20/2036	1,047,627
1,728,215	Series 2006-B-7A1, 5.538%, 03/20/2036	1,546,157
136,241	Series 2008-R4-1A4, 0.654%, 07/25/2037 (a)	84,804
1,806,933	Series 2010-R9-3A3, 5.500%, 12/26/2035 (a)	1,350,195
	Banc of America Mortgage Trust
107,205	Series 2005-A-2A1, 2.934%, 02/25/2035	105,838
81,411	Series 2006-B-4A1, 6.172%, 11/20/2046	75,278
	BCAP LLC Trust
3,369,000	Series 2010-RR12-1A7, 2.446%, 06/26/2037 (a)	3,162,420
960,518	Series 2010-RR6-6A2, 5.780%, 07/26/2037 (a)	824,343
4,572,847	Series 2011-R11-2A4, 5.500%, 12/26/2035 (a)	2,000,621
	Bear Stearns Adjustable Rate Mortgage Trust
8,142	Series 2004-10-11A1, 3.006%, 01/25/2035	7,797
228,336	Series 2005-12-11A1, 2.945%, 02/25/2036	177,855
	Bear Stearns Asset Backed Securities Trust
1,063,622	Series 2006-AC1-1A1, 5.750%, 02/25/2036	863,026
	Bear Stearns Commercial Mortgage Securities
110,000	Series 2003-PWR2-E, 5.822%, 05/11/2039 (a)	111,917
	Bella Vista Mortgage Trust
130,448	Series 2005-1-2A, 0.475%, 02/22/2035	100,911
	Citicorp Mortgage Securities, Inc.
36,817	Series 2005-6-1A8, 0.554%, 09/25/2035	36,550
	Citigroup Mortgage Loan Trust, Inc.
70,942	Series 2005-11-A2A, 2.570%, 10/25/2035	69,846
681,666	Series 2005-5-2A2, 5.750%, 08/25/2035	565,267
1,600,000	Series 2009-6-8A2, 6.000%, 08/25/2022 (a)	1,574,419

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Citimortgage Alternative Loan Trust
89,012	Series 2006-A3-1A7, 6.000%, 07/25/2036	$76,941
916,281	Series 2006-A5-1A13, 0.654%, 10/25/2036	594,363
924,338	Series 2006-A5-1A2, 6.346%, 10/25/2036	207,866
1,534,734	Series 2007-A4-1A13, 5.750%, 04/25/2037	1,305,125
788,455	Series 2007-A4-1A6, 5.750%, 04/25/2037	670,496
215,857	Series 2007-A6-1A3, 6.000%, 06/25/2037	187,295
303,538	Series 2007-A8-A1, 6.000%, 10/25/2037	271,005
	Countrywide Alternative Loan Trust
2,324,047	Series 2004-13CB-A4, 0.010%, 07/25/2034	1,553,434
112,029	Series 2005-14-2A1, 0.414%, 05/25/2035	84,766
1,097,976	Series 2006-31CB-A7, 6.000%, 11/25/2036	880,674
591,128	Series 2006-J1-2A1, 7.000%, 02/25/2036	288,051
141,395	Series 2006-J4-1A3, 6.250%, 07/25/2036	97,927
543,060	Series 2007-16CB-2A1, 0.654%, 08/25/2037	317,638
157,257	Series 2007-16CB-2A2, 52.882%, 08/25/2037	388,223
1,092,764	Series 2007-19-1A34, 6.000%, 08/25/2037	904,647
880,870	Series 2007-22-2A16, 6.500%, 09/25/2037	691,740
157,505	Series 2007-4CB-1A7, 5.750%, 04/25/2037	134,506
2,806,481	Series 2007-20-A12, 6.250%, 08/25/2047	2,407,123
1,507,903	Series 2008-2R-2A1, 6.000%, 08/25/2037	1,267,243
	Countrywide Home Loan Mortgage Pass Through Trust
41,641	Series 2004-HYB4-2A1, 2.718%, 09/20/2034	39,853
194,048	Series 2004-HYB8-4A1, 3.566%, 01/20/2035	184,771
193,638	Series 2005-11-4A1, 0.474%, 04/25/2035	144,201
301,900	Series 2005-13-A3, 5.500%, 06/25/2035	303,044
1,573,588	Series 2005-HYB8-4A1, 4.660%, 12/20/2035	1,393,015
639,977	Series 2007-10-A5, 6.000%, 07/25/2037	580,483
3,471,553	Series 2007-13-A5, 6.000%, 08/25/2037	3,238,118
	Credit Suisse First Boston Mortgage Securities Corporation
258,800	Series 2004-AR5-3A1, 2.764%, 06/25/2034	256,475
77,649	Series 2005-1-3A4, 5.250%, 05/25/2028	80,459
228,918	Series 2005-10-5A4, 5.500%, 11/25/2035	200,689
4,569,433	Series 2005-10-10A3, 6.000%, 11/25/2035	3,280,755
	Credit Suisse Mortgage Capital Certificates
2,205,323	Series 2006-6-1A10, 6.000%, 07/25/2036	1,714,793
126,956	Series 2006-8-4A1, 6.500%, 10/25/2021	106,476
1,940,851	Series 2007-1-4A1, 6.500%, 02/25/2022	1,612,956
417,126	Series 2007-2-2A5, 5.000%, 03/25/2037	391,937
1,390,975	Series 2010-7R-4A17, 7.601%, 04/26/2037 (a)	1,089,977
	CW Capital Cobalt Ltd.
300,000	Series 2006-C1-AM, 5.254%, 08/15/2048	323,178
	Deutsche Mortgage Securities, Inc.
587,428	Series 2006-PR1-3A1, 11.840%, 04/15/2036 (a)	629,411
	Extended Stay America Trust
476,000	Series 2013-ESH7-D7, 4.171%, 12/05/2031 (a)	496,576

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corporation
6,122,575	Series 3630-AI, 1.931%, 03/15/2017	$227,511
1,663,960	Series 3646-AI, 4.500%, 06/15/2024	99,576
2,664,730	Series 3118-SD, 6.497%, 02/15/2036	481,257
1,587,364	Series 3384-SG, 6.107%, 08/15/2036	229,116
1,021,887	Series 3560-KS, 6.197%, 11/15/2036	171,754
1,596,959	Series 3301-MS, 5.897%, 04/15/2037	216,953
2,176,028	Series 3303-SE, 5.877%, 04/15/2037	306,043
1,414,418	Series 3303-SG, 5.897%, 04/15/2037	199,902
1,632,249	Series 3382-SB, 5.797%, 11/15/2037	157,303
2,124,804	Series 3382-SW, 6.097%, 11/15/2037	300,436
1,432,158	Series 3384-S, 6.187%, 11/15/2037	198,149
1,488,101	Series 3417-SX, 5.977%, 02/15/2038	206,725
1,185,044	Series 3423-GS, 5.447%, 03/15/2038	138,947
11,989,760	Series 3423-TG, 0.350%, 03/15/2038	90,999
1,281,231	Series 3445-ES, 5.797%, 05/15/2038	164,405
2,248,033	Series 3523-SM, 5.797%, 04/15/2039	298,146
1,882,424	Series 3598-SA, 6.147%, 11/15/2039	273,026
650,000	Series 3641-TB, 4.500%, 03/15/2040	708,503
3,453,460	Series 3728-SV, 4.247%, 09/15/2040	395,708
1,640,610	Series 3758-S, 5.827%, 11/15/2040	203,053
1,842,054	Series 3815-ST, 5.647%, 02/15/2041	226,577
2,514,041	Series 3859-SI, 6.397%, 05/15/2041	430,974
1,978,697	Series 3872-SL, 5.747%, 06/15/2041	225,982
1,371,545	Series 3900-SB, 5.767%, 07/15/2041	174,720
314,287	Series 3946-SM, 14.090%, 10/15/2041	343,949
1,571,552	Series 3957-DZ, 3.500%, 11/15/2041	1,664,855
1,566,982	Series 3972-AZ, 3.500%, 12/15/2041	1,649,312
	Federal National Home Mortgage Association
678,666	Series 2003-84-PZ, 5.000%, 09/25/2033	776,013
969,688	Series 2005-104-SI, 6.496%, 12/25/2033	92,531
2,485,182	Series 2007-39-AI, 5.916%, 05/25/2037	452,847
1,039,690	Series 2007-57-SX, 6.416%, 10/25/2036	176,809
1,152,230	Series 2007-68-SA, 6.446%, 07/25/2037	173,600
710,759	Series 2008-1-CI, 6.096%, 02/25/2038	94,474
1,143,320	Series 2008-56-SB, 5.856%, 07/25/2038	134,594
1,803,407	Series 2009-86-CI, 5.596%, 09/25/2036	268,913
1,214,519	Series 2009-90-IB, 5.516%, 04/25/2037	130,585
987,547	Series 2009-111-SE 10/40 VAR, 6.046%, 01/25/2040	100,767
1,422,617	Series 2009-87-SA, 5.796%, 11/25/2049	240,855
738,207	Series 2010-115-SD, 6.396%, 11/25/2039	95,944
1,684,949	Series 2010-9-GS, 4.546%, 02/25/2040	166,757
1,603,272	Series 2010-11-SC, 4.596%, 02/25/2040	157,490
1,603,365	Series 2010-15-SL, 4.746%, 03/25/2040	152,548
1,072,383	Series 2011-63-ZE, 4.000%, 08/25/2038	1,122,548
2,244,048	Series 2011-5-PS, 6.196%, 11/25/2040	253,426
6,420	Series 2011-110-LS, 9.693%, 11/25/2041	7,684
1,058,203	Series 2011-111-VZ, 4.000%, 11/25/2041	1,133,054
3,102,594	Series 2011-63-AS, 5.716%, 07/25/2041	487,509
390,518	Series 2011-127-PM, 4.000%, 12/25/2041	387,133
1,571,537	Series 2011-141-PZ, 4.000%, 01/25/2042	1,733,467
825,948	Series 2012-55-SC, 6.644%, 05/25/2042	833,911
2,995,300	Series 2013-15-SC, 5.216%, 03/25/2033	2,927,310
6,000,000	Series 2013-51-HS, 5.154%, 04/25/2043 (3)	5,527,500
	First Horizon Alternative Mortgage Securities
859,908	Series 2007-FA4-1A7, 6.000%, 08/25/2037	735,791

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	First Horizon Asset Securities, Inc.
999,737	Series 2006-1-1A10, 6.000%, 05/25/2036	$1,005,298
	GMAC Mortgage Corporation Loan Trust
167,370	Series 2005-AR4-3A1, 3.585%, 07/19/2035	155,379
	Government National Mortgage Association
2,470,185	Series 2007-21-S, 5.997%, 04/16/2037	423,567
1,230,292	Series 2008-69-SB, 7.427%, 08/20/2038	223,796
1,524,670	Series 2009-104-SD, 6.147%, 11/16/2039	227,870
1,034,278	Series 2010-98-IA, 5.951%, 03/20/2039	86,377
5,996,495	Series 2010-83-IO, 1.018%, 07/16/2050	294,845
1,093,990	Series 2011-45-GZ, 4.500%, 03/20/2041	1,249,416
1,032,876	Series 2011-69-OC, 0.010%, 05/20/2041	957,882
3,008,773	Series 2011-89-SA, 5.247%, 06/20/2041	421,788
	GS Mortgage Securities Corp.
200,000	Series 2007-GG10-AM, 5.787%, 08/10/2045	201,623
	GSR Mortgage Loan Trust
990,079	Series 2005-AR4-6A1, 5.250%, 07/25/2035	978,599
917,877	Series 2006-7F-3A4, 6.250%, 08/25/2036	803,803
299,228	Series 2006-8F-4A174, 6.000%, 09/25/2036	261,912
	Impac Secured Assets Corp.
3,494,316	Series 2007-3-A1A, 0.314%, 09/25/2037	2,102,865
	Indymac INDA Mortgage Loan Trust
911,478	Series 2006-AR3-1A1, 2.911%, 12/25/2036	771,399
	JP Morgan Alternative Loan Trust
42,419	Series 2006-A1-5A1, 5.094%, 03/25/2036	36,263
	JP Morgan Chase Commercial Mortgage Securities Corp.
210,000	Series 2007-LDPX-AM, 5.464%, 01/15/2049	224,782
	JP Morgan Mortgage Trust
1,094,507	Series 2007-S1-1A2, 5.500%, 03/25/2022	1,090,180
2,520,051	Series 2007-S3-1A97, 6.000%, 08/25/2037	2,214,740
2,120,034	Series 2008-R2-2A, 5.500%, 12/27/2035 (a)	1,867,326
	Lehman Mortgage Trust
63,823	Series 2006-1-3A5, 5.500%, 02/25/2036	64,501
	Mastr Adjustable Rate Mortgages Trust
356,669	Series 2006-2-1A1, 2.990%, 04/25/2036	331,957
	Merrill Lynch Alternative Note Asset Trust
333,644	Series 2007-F1-2A7, 6.000%, 03/25/2037	250,342
	MLCC Mortgage Investors, Inc.
78,830	Series 2006-2-2A, 2.274%, 05/25/2036	79,172
133,092	Series 2007-1-3A, 4.985%, 01/25/2037	124,261
	Morgan Stanley Capital I Trust
446,000	Series 2007-HQ12-AM, 5.575%, 04/12/2049	488,210
	Morgan Stanley Mortgage Loan Trust
186,987	Series 2006-2-2A4, 5.750%, 02/25/2036	180,835
1,136,680	Series 2006-7-3A, 5.571%, 06/25/2036	874,281
206,413	Series 2006-11-3A2, 6.000%, 08/25/2036	187,599
595,827	Series 2007-13-6A1, 6.000%, 10/25/2037	476,953
	Morgan Stanley Re-Remic Trust
150,000	Series 2009-GG10-A4B, 5.787%, 08/12/2045 (a)	171,115
250,000	Series 2010-GG10-A4B, 5.787%, 08/15/2045 (a)	283,523
1,312,656	Series 2010-R9-3C, 7.638%, 11/26/2036 (a)	1,041,385
	Motel 6 Trust
100,000	Series 2012-MTL6-D, 3.781%, 10/05/2025 (a)	100,162

Principal Amount^		Value
MORTGAGE BACKED SECURITIES (CONTINUED)
	Residential Accredit Loans, Inc.
1,497,465	Series 2006-QS2-1A4, 5.500%, 02/25/2036	$1,215,624
1,798,215	Series 2006-QS7-A3, 6.000%, 06/25/2036	1,414,599
677,484	Series 2006-QS10-A9, 6.500%, 08/25/2036	587,301
1,847,095	Series 2006-QS14-A18, 6.250%, 11/25/2036	1,525,216
1,609,113	Series 2006-QS17-A5, 6.000%, 12/25/2036	1,345,670
1,820,171	Series 2007-QS1-2A10, 6.000%, 01/25/2037	1,540,915
2,668,632	Series 2007-QS3-A1, 6.500%, 02/25/2037	2,196,064
1,445,472	Series 2007-QS8-A8, 6.000%, 06/25/2037	1,189,569
	Residential Asset Securitization Trust
458,252	Series 2005-A8CB-A9, 5.375%, 07/25/2035	392,000
807,214	Series 2006-A8-1A1, 6.000%, 08/25/2036	717,044
211,930	Series 2006-A2-A11, 6.000%, 01/25/2046	174,640
2,312,189	Series 2007-A2-1A2, 6.000%, 04/25/2037	2,083,153
1,484,873	Series 2007-A5-2A5, 6.000%, 05/25/2037	1,369,970
216,287	Series 2007-A6-1A3, 6.000%, 06/25/2037	194,798
	Residential Funding Mortgage Securities I
189,038	Series 2006-S1-1A3, 5.750%, 01/25/2036	196,003
	Stanwich Mortgage Loan Trust
526,986	Series 2011-5-A, 7.542%, 09/15/2037 (a) #	248,539
2,627,946	Series 2012-2-A, 0.802%, 03/15/2047 (a) #	1,011,862
862,946	Series 2012-5-A, 9.324%, 03/15/2051 (a) #	502,464
	Structured Adjustable Rate Mortgate Loan Trust
110,735	Series 2005-14-A1, 0.514%, 07/25/2035	83,163
991,351	Series 2005-15-1A1, 2.579%, 07/25/2035	853,731
2,969,960	Series 2005-22-3A1, 2.808%, 12/25/2035	2,282,533
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,495,921	Series 2005-1-5A1, 6.000%, 03/25/2035	1,510,701
248,518	Series 2006-2-1A9, 6.000%, 03/25/2036	217,747
814,733	Series 2006-8-A6, 5.768%, 10/25/2036	567,157
	Wells Fargo Alternative Loan Trust
807,613	Series 2007-PA2-3A1, 0.554%, 06/25/2037	437,246
1,189,739	Series 2007-PA2-3A2, 6.446%, 06/25/2037	285,346
	Wells Fargo Mortgage Backed Securities Trust
77,923	Series 2003-J-1A9, 4.560%, 10/25/2033	78,117
120,351	Series 2005-AR16-2A1, 2.710%, 02/25/2034	120,629
89,445	Series 2005-11-2A3, 5.500%, 11/25/2035	92,847
122,981	Series 2005-12-1A2, 5.500%, 11/25/2035	126,707
1,021,476	Series 2005-12-1A5, 5.500%, 11/25/2035	1,051,680
170,517	Series 2005-17-1A1, 5.500%, 01/25/2036	177,665
2,307,998	Series 2006-AR2-2A5, 2.641%, 03/25/2036	2,235,343
661,820	Series 2006-AR19-A1, 5.413%, 12/25/2036	660,365
2,228,740	Series 2007-3-1A4, 6.000%, 04/25/2037	2,144,941
TOTAL MORTGAGE BACKED SECURITIES
	(cost $112,176,733)	127,914,100

Contracts		Value
PURCHASED OPTIONS: 0.1%
	CommonWealth REIT Put Option
180	Exercise Price $17.50,	$900
	Expiration Date: April 2013
180	Exercise Price $20.00,	2,700
	Expiration Date: April 2013
73	Exercise Price $20.00,	10,037
	Expiration Date: July 2013
	Freeport McMoRan Copper & Gold, Inc. Call Option
20	Exercise Price $35.00,	1,120
	Expiration Date: May 2013
27	Exercise Price $36.00,	999
	Expiration Date: May 2013
	Genworth Financial, Inc. Put Option
248	Exercise Price $8.00,	4,960
	Expiration Date: June 2013
	HealthSouth Corp. Put Option
120	Exercise Price $30.00,	45,000
	Expiration Date: April 2013
	iShares MSCI Emerging Market Index Put Option
885	Exercise Price $42.00,	93,811
	Expiration Date: June 2013
	iShares Russell 2000 Index Put Option
278	Exercise Price $93.00,	83,400
	Expiration Date: July 2013
	Liberty Global, Inc. Put Option
75	Exercise Price $80.00,	68,250
	Expiration Date: July 2013
31	Exercise Price $85.00,	39,680
	Expiration Date: July 2013
	MetroPCS Communications, Inc. Put Option
1,919	Exercise Price $10.00,	71,003
	Expiration Date: May 2013
	SandRidge Energy, Inc. Put Option
518	Exercise Price $5.00,	25,382
	Expiration Date: June 2013
	SPDR S&P 500 ETF Trust Call Option
101	Exercise Price $160.00,	3,030
	Expiration Date: April 2013
	SPDR S&P 500 ETF Trust Put Option
101	Exercise Price $148.00,	2,424
	Expiration Date: April 2013
4	Exercise Price $150.00,	412
	Expiration Date: May 2013
141	Exercise Price $152.00,	19,317
	Expiration Date: May 2013
230	Exercise Price $145.00,	28,290
	Expiration Date: June 2013
	Virgin Media, Inc. Put Option
38	Exercise Price $42.00,	1,995
	Expiration Date: June 2013
TOTAL PURCHASED OPTIONS
	(cost $866,202)	502,710

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 19.2%
TREASURY BILLS: 0.2%
	United States Treasury Bills
$800,000	0.010%, 09/19/2013 (b)	$799,582

TOTAL TREASURY BILLS
	(cost $799,582)	799,582

REPURCHASE AGREEMENTS: 19.0%
96,357,000	FICC, 0.010%, 03/28/2013, due 04/01/2013 [collateral: par value $94,425,000,
	U.S. Treasury Note, 2.125%, due 05/31/2015; U.S. Treasury Note, 0.250%, 09/15/2015;
	value $98,304,569] (proceeds $96,357,000)	96,357,000

TOTAL REPURCHASE AGREEMENTS
	(cost $96,357,000)	96,357,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $97,156,582)	97,156,582

TOTAL INVESTMENTS IN SECURITIES
	(cost $498,377,902): 104.6%	531,560,416

Liabilities in Excess of Other Assets: (4.6)%		(23,214,745)

Net Assets: 100.0%		$508,345,671

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the securities Act of 1933.
(b)		Securities with an aggregate fair value of $55,085,420 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short, and futures positions.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
#	These securities are illiquid at March 31, 2013, at which time the aggregate value of illquid securities are $3,237,955 or 0.6% of net assets.
(1)		Unsettled bank loan as as of March 31, 2013, therefore, no rate or maturity date is available.
(2)	Floating Interest Rate.
(3)	When Issued Security.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments		$498,377,902
	Gross unrealized appreciation	37,299,793
	Gross unrealized depreciation	(4,117,279)
	Net unrealized appreciation	$33,182,514

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 21.8%
51,293	Aetna, Inc.	$2,622,098
800	Baytex Energy Corp.	33,521
67,281	Columbia Banking System, Inc.	1,478,836
1,100	Crescent Point Energy Corp.	41,523
22,400	Dell, Inc.	320,992
504	Encore Capital Group, Inc. *	15,170
253,370	FirstMerit Corp.	4,188,206
41,371	Freeport-McMoRan Copper & Gold, Inc.	1,369,380
111,000	Great-West Lifeco, Inc.	2,975,078
12,112	Health Care REIT, Inc.	822,526
1,730	HealthSouth Corp. *	45,620
206,677	Hecla Mining Co.	816,374
32,113	IntercontinentalExchange, Inc. *	5,236,667
1,800	Lam Research Corp. *	64,530
42,765	Liberty Global, Inc. *	3,058,882
73,203	M&T Bank Corp.	7,551,621
10,901	Markel Corp. *	5,488,654
7,800	Martin Marietta Materials, Inc.	795,756
113,100	Nissan Motor Co. Ltd.	1,091,063
270,367	Office Depot, Inc. *	1,062,542
2,400	Pitney Bowes, Inc.	35,664
8,800	Sprint Nextel Corp. *	54,648
58,486	Symantec Corp. *	1,443,434
4,999	United States Steel Corp.	97,481
25,400	Verizon Communications, Inc.	1,248,410
TOTAL COMMON STOCKS
	(Proceeds $39,716,918)	41,958,676

EXCHANGE TRADED FUNDS
22,550	iShares S&P/TSX Capped Energy Fund	353,360
22,690	SPDR S&P 500 ETF Trust	3,552,119
TOTAL EXCHANGE TRADED FUNDS
	(Proceeds $3,897,768)	3,905,479

Principal Amount^		Value
CORPORATE BONDS
	Kinder Morgan Energy Partners LP
818,000	3.950%, 09/01/2022	$870,804
TOTAL CORPORATE BONDS
	(cost $860,945)	870,804

TOTAL SECURITIES SOLD SHORT
	(Proceeds $44,475,631)	$46,734,959

*	Non-Income Producing Security

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF OPTIONS WRITTEN at March 31, 2013 (Unaudited)

Contracts		Value
	Commonwealth REIT Call Option
165	Exercise Price $22.50,	$9,075
	Expiration Date: April 2013
251	Exercise Price $25.00,	2,510
	Expiration Date: April 2013
	Dell, Inc. Call Option
162	Exercise Price $14.00,	6,480
	Expiration Date: April 2013
2	Exercise Price $13.00,	260
	Expiration Date: April 2013
20	Exercise Price $15.00,	100
	Expiration Date: April 2013
	Dell, Inc. Put Option
20	Exercise Price $15.00,	1,400
	Expiration Date: April 2013
356	Exercise Price $13.00,	356
	Expiration Date: April 2013
10	Exercise Price $14.00,	60
	Expiration Date: April 2013
	Encore Capital Group, Inc. Call Option
51	Exercise Price $30.00,	4,462
	Expiration Date: April 2013
	Freeport-McMoRan Copper & Gold, Inc. Call Option
15	Exercise Price $35.00,	300
	Expiration Date: April 2013
21	Exercise Price $36.00,	210
	Expiration Date: April 2013
	Genworth Financial, Inc. Call Option
169	Exercise Price $8.00,	33,124
	Expiration Date: April 2013
85	Exercise Price $9.00,	8,330
	Expiration Date: April 2013
440	Exercise Price $11.00,	2,200
	Expiration Date: April 2013
	Genworth Financial, Inc. Put Option
440	Exercise Price $10.00,	14,080
	Expiration Date: April 2013
123	Exercise Price $9.00,	615
	Expiration Date: April 2013
123	Exercise Price $8.00,	246
	Expiration Date: April 2013
	HealthSouth Corp. Put Option
55	Exercise Price $25.00,	963
	Expiration Date: April 2013
	iShares MSCI Emerging Markets Fund Put Option
885	Exercise Price $37.00,	19,470
	Expiration Date: June 2013
	iShares Russell 2000 Fund Put Option
278	Exercise Price $81.00,	19,182
	Expiration Date: July 2013
	Liberty Global, Inc. Call Option
4	Exercise Price $75.00,	340
	Expiration Date: April 2013
	Liberty Global, Inc. Put Option

4	Exercise Price $65.00,	60
	Expiration Date: April 2013
	McMoRan Exloration Co. Call Option
15	Exercise Price $16.00,	600
	Expiration Date: April 2013
	MetroPCS Communications, Inc. Call Option
203	Exercise Price $11.00,	10,556
	Expiration Date: April 2013
8	Exercise Price $10.00,	936
	Expiration Date: April 2013
109	Exercise Price $12.00,	3,815
	Expiration Date: May 2013
	MetroPCS Communications, Inc. Put Option
1,194	Exercise Price $8.00,	5,373
	Expiration Date: May 2013
	Microsoft Corp. Put Option
124	Exercise Price $28.00,	6,448
	Expiration Date: May 2013
	Office Depot, Inc. Call Option
1,859	Exercise Price $4.00,	9,295
	Expiration Date: April 2013
241	Exercise Price $5.00,	1,205
	Expiration Date: April 2013
24	Exercise Price $3.50,	1,020
	Expiration Date: April 2013
299	Exercise Price $4.50,	598
	Expiration Date: April 2013
14	Exercise Price $4.00,	210
	Expiration Date: May 2013
	OfficeMax, Inc. Call Option
583	Exercise Price $12.00,	4,373
	Expiration Date: April 2013
51	Exercise Price $14.00,	1,020
	Expiration Date: April 2013
115	Exercise Price $13.00,	575
	Expiration Date: April 2013
52	Exercise Price $12.00,	1,820
	Expiration Date: May 2013
	OfficeMax, Inc. Put Option
5	Exercise Price $12.00,	250
	Expiration Date: April 2013
	SPDR S&P 500 ETF Trust Call Option
101	Exercise Price $158.00,	9,494
	Expiration Date: April 2013
	SPDR S&P 500 ETF Trust Put Option
7	Exercise Price $156.00,	161
	Expiration Date: March 2013
101	Exercise Price $150.00,	3,737
	Expiration Date: April 2013
101	Exercise Price $145.00,	5,353
	Expiration Date: May 2013
230	Exercise Price $125.00,	4,600
	Expiration Date: June 2013
	Sprint Nextel Corp. Call Option
152	Exercise Price $6.00,	3,040
	Expiration Date: April 2013
114	Exercise Price $6.00,	2,166
	Expiration Date: April 2013

631	Exercise Price $6.00,	13,251
	Expiration Date: April 2013
67	Exercise Price $6.00,	1,278
	Expiration Date: April 2013
10	Exercise Price $6.50,	40
	Expiration Date: April 2013

	Total Options Written
	(Premiums received $336,891)	$215,037

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2013 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10YR U.S. Treasury Note Futures	(12)	($1,583,813)	6/2013	($5,434)
30YR U.S. Treasury Bond Futures	(6)	(866,812)	6/2013	(2,156)
Euro Oat Futures	(18)	(2,448,360)	6/2013	(29,131)
Euro Stoxx 50 Index Futures	(8)	(204,320)	6/2013	7,431
German Euro Bund Futures	(23)	(3,346,270)	6/2013	(65,280)
S&P 500 E Mini Index Futures	(44)	(3,437,940)	6/2013	(46,308)
	(111)	(11,887,515)	–	(140,878)

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SWAPS at March 31, 2013 (Unaudited)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2013	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Credit Default Swaps
ACE INA Holdings	6/20/2018	BOA	(1.000%)	0.350%	(1,100,000)	(35,202)	(36,673)	1,471
(Buy Protection)
Anadarko Petroleum Corp.	6/20/2018	Citigroup Global Markets	1.000%	1.080%	1,100,000	(6,409)	(4,373)	(2,035)
(Sell Protection)
Aramark Corp.	3/20/2018	Deutsche Bank Securities, Inc.	(5.000%)	2.800%	(300,000)	(32,181)	(29,659)	(2,522)
(Buy Protection)
Aramark Corp.	3/20/2018	Deutsche Bank Securities, Inc.	(5.000%)	2.770%	(300,000)	(32,181)	(30,101)	(2,080)
(Buy Protection)
Aramark Corp.	3/20/2018	Deutsche Bank Securities, Inc.	(5.000%)	2.720%	(500,000)	(53,636)	(51,398)	(2,238)
(Buy Protection)
Bank of Scoland Plc	6/20/2017	BOA	(1.000%)	1.850%	(600,000)	(12,142)	30,443	(42,585)
(Buy Protection)
Boston Scientific Corp.	9/20/2017	Deutsche Bank Securities, Inc.	(1.000%)	1.320%	(750,000)	(2,174)	11,732	(13,906)
(Buy Protection)
Boston Scientific Corp.	6/20/2017	BOA	(1.000%)	1.170%	(600,000)	(4,032)	5,070	(9,102)
(Buy Protection)
Boyd Gaming Corp.	3/20/2018	Credit Suisse Securities LLC	5.000%	8.380%	425,000	(35,896)	(56,313)	20,416
(Sell Protection)
Boyd Gaming Corp.	3/20/2018	Credit Suisse Securities LLC	5.000%	8.410%	500,000	(42,231)	(66,875)	24,644
(Sell Protection)
CDX 19 HY 500 12/20/17	12/20/2017	Citigroup Global Markets	(5.000%)	3.960%	(500,000)	(20,481)	(21,563)	1,082
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	Credit Suisse Securities LLC	(5.000%)	3.990%	(325,000)	(13,313)	(13,609)	297
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	Credit Suisse Securities LLC	(5.000%)	4.000%	(100,000)	(4,096)	(4,156)	60
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	Credit Suisse Securities LLC	(5.000%)	3.980%	(100,000)	(4,096)	(4,250)	154
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	Credit Suisse Securities LLC	(5.000%)	3.960%	(1,000,000)	(40,962)	(43,125)	2,163
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	Credit Suisse Securities LLC	(5.000%)	4.350%	(425,000)	(17,409)	(11,488)	(5,921)
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	BOA	(5.000%)	4.435%	(300,000)	(12,289)	(7,125)	(5,164)
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	BOA	(5.000%)	4.410%	(1,000,000)	(40,962)	(25,000)	(15,962)
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	BOA	(5.000%)	4.540%	(1,000,000)	(40,962)	(19,375)	(21,587)
(Buy Protection)
CDX 19 HY 500 12/20/17	12/20/2017	Citigroup Global Markets	(5.000%)	4.436%	(1,600,000)	(65,539)	(38,000)	(27,539)
(Buy Protection)
CDX 19 IG 100 12/20/17	12/20/2017	BOA	(1.000%)	0.836%	(675,000)	(5,654)	(5,115)	(539)
(Buy Protection)
CDX 19 IG 100 12/20/17	12/20/2017	Credit Suisse Securities LLC	(1.000%)	0.797%	(1,000,000)	(8,376)	(9,347)	971
(Buy Protection)
CDX 19 IG 100 12/20/17	12/20/2017	Citigroup Global Markets	(1.000%)	0.894%	(700,000)	(5,863)	(3,526)	(2,338)
(Buy Protection)
CDX 19 IG 100 12/20/17	12/20/2017	Citigroup Global Markets	(1.000%)	0.885%	(900,000)	(7,539)	(4,899)	(2,640)
(Buy Protection)
CDX 19 IG 100 12/20/17	12/20/2017	BOA	(1.000%)	0.866%	(100,000)	(838)	(637)	(201)
(Buy Protection)
CDX 19 IG 100 12/20/17	12/20/2017	BOA	(1.000%)	0.883%	(400,000)	(3,351)	(2,221)	(1,130)
(Buy Protection)
CDX 19 IG 100 12/20/17	12/20/2017	Credit Suisse Securities LLC	(1.000%)	0.910%	(200,000)	(1,675)	(853)	(822)
(Buy Protection)
CDX 20 HY 500 06/20/18	6/20/2018	Credit Suisse Securities LLC	(5.000%)	4.320%	(2,000,000)	(61,369)	(60,626)	(743)
(Buy Protection)
CDX 20 HY 500 06/20/18	6/20/2018	Credit Suisse Securities LLC	(5.000%)	4.320%	(800,000)	(24,446)	(24,000)	(446)
(Buy Protection)
CDX 20 HY 500 06/20/18	6/20/2018	Credit Suisse Securities LLC	(5.000%)	4.370%	(2,825,000)	(86,325)	(79,100)	(7,225)
(Buy Protection)
Chubb Corp.	6/20/2018	BOA	(1.000%)	0.360%	(1,100,000)	(35,202)	(36,017)	815
(Buy Protection)
Clear Channel Communications, Inc.	3/20/2015	Credit Suisse Securities LLC	5.000%	8.460%	550,000	(41,088)	(33,688)	(7,400)
(Sell Protection)
Dell, Inc.	3/20/2018	BOA	(1.000%)	3.450%	(600,000)	63,758	65,519	(1,760)
(Buy Protection)
Dell, Inc.	3/20/2018	BOA	(1.000%)	3.400%	(350,000)	37,192	37,516	(324)
(Buy Protection)
Dell, Inc.	3/20/2018	Deutsche Bank Securities, Inc.	(1.000%)	4.320%	(950,000)	100,951	134,244	(33,293)
(Buy Protection)
Deutsche Bank AG	6/20/2017	BOA	(1.000%)	1.930%	(550,000)	2,220	29,779	(27,558)
(Buy Protection)
Electricite de France	12/20/2017	BOA	(1.000%)	1.050%	(550,000)	(2,961)	1,858	(4,819)
(Buy Protection)

Ford Motor Company	9/20/2017	BOA	5.000%	2.980%	750,000	110,204	68,238	41,966
(Sell Protection)
Freeport-McMoRan Copper and Gold, Inc.	6/20/2018	Citigroup Global Markets	1.000%	1.560%	1,100,000	(30,491)	(29,986)	(505)
(Sell Protection)
Freescale Semiconductor	3/20/2018	Credit Suisse Securities LLC	(5.000%)	6.300%	(575,000)	17,774	29,469	(11,695)
(Buy Protection)
Freescale Semiconductor	3/20/2018	Credit Suisse Securities LLC	(5.000%)	6.340%	(425,000)	13,137	22,312	(9,175)
(Buy Protection)
General Mills, Inc.	6/20/2018	Credit Suisse Securities LLC	(1.000%)	0.470%	(1,200,000)	(34,154)	(32,451)	(1,703)
(Buy Protection)
Hewlett-Packard Co.	6/20/2017	BOA	1.000%	1.900%	700,000	(8,319)	(29,360)	21,041
(Sell Protection)
HJ Heinz Co.	3/20/2018	Credit Suisse Securities LLC	(1.000%)	1.700%	(1,050,000)	26,241	34,655	(8,414)
(Buy Protection)
ITRX Series 18 EUR 100 12/20/2017	12/20/2017	BOA	(1.000%)	1.269%	(350,000)	3,360	5,851	(2,491)
(Buy Protection)
ITRX EUR XOVER Series 18 500 12/20/2017	12/20/2017	BOA	(5.000%)	5.490%	(390,000)	(16,073)	10,156	(26,230)
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.630%	(300,000)	(34,626)	(40,411)	5,785
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.520%	(500,000)	(57,709)	(72,655)	14,946
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.930%	(100,000)	(11,542)	(12,308)	766
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.810%	(50,000)	(5,771)	(6,555)	784
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.420%	(170,000)	(19,621)	(26,906)	7,285
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.260%	(700,000)	(80,793)	(117,199)	36,406
(Buy Protection)
Level 3 Communications, Inc.	3/20/2018	Citigroup Global Markets	5.000%	4.600%	650,000	8,623	10,760	(2,137)
(Sell Protection)
Level 3 Communications, Inc.	3/20/2018	Credit Suisse Securities LLC	5.000%	4.650%	450,000	5,970	6,517	(547)
(Sell Protection)
Newmont Mining Corp.	6/20/2017	BOA	1.000%	1.270%	600,000	(3,800)	(7,969)	4,169
(Sell Protection)
Republic of South Africa	9/20/2017	Citigroup Global Markets	(1.000%)	1.590%	(550,000)	14,709	15,838	(1,129)
(Buy Protection)
Republic of South Africa	3/20/2018	Citigroup Global Markets	(1.000%)	1.520%	(700,000)	24,787	17,809	6,977
(Buy Protection)
Republic of Turkey	9/20/2017	Credit Suisse Securities LLC	(1.000%)	2.500%	(600,000)	7,089	42,950	(35,861)
(Buy Protection)
SLM Corp.	6/20/2018	Citigroup Global Markets	(5.000%)	2.850%	(575,000)	(55,147)	(57,090)	1,943
(Buy Protection)
Tesoro Corp.	9/20/2017	Citigroup Global Markets	(5.000%)	2.950%	(750,000)	(106,878)	(69,341)	(37,537)
(Buy Protection)
Textron Financial Corp.	3/20/2017	BOA	(1.000%)	3.700%	(725,000)	(21,600)	(22,351)	751
(Buy Protection)
Westvaco Corp.	9/20/2017	BOA	(1.000%)	1.270%	(200,000)	981	2,632	(1,652)
(Buy Protection)
Westvaco Corp.	12/20/2017	Credit Suisse Securities LLC	(1.000%)	1.220%	(900,000)	9,497	9,738	(242)
(Buy Protection)

Description	Maturity Date	Counterparty	Fixed Rate	Floating Rate Index	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Total Return Swaps
Aegis Group Plc (GBP)	11/1/2017	Bloomberg Tradebook	2.356%	1-Month GBP-LIBOR-BBA	4,759,249	26,826	–	26,826

Aegis Group Plc (GBP)	11/1/2017	UBS	0.196%	1-Month GBP-LIBOR-BBA	91,275	–	–	–

Flinders Mines Ltd. (AUD)	1/31/2018	UBS	0.229%	1-Month AUD-LIBOR	95,728	(15,234)	–	(15,234)

Glencore International Plc (GBP)	11/1/2017	UBS	3.862%	1-Month GBP-LIBOR-BBA	3,600,082	178,181	–	178,181

Ithaca Energy, Inc. (GBP)	3/5/2014	UBS	1.205%	1-Month GBP-LIBOR-BBA	496,371	26,057	–	26,057

Sundance Resources Ltd. (AUD) #	1/31/2018	Bloomberg Tradebook	0.350%	1-Month AUD-LIBOR	303,003	(108,105)	–	(108,105)

Valiant Petroleum Plc (GBP)	3/5/2014	UBS	4.547%	1-Month GBP-LIBOR-BBA	1,676,673	(16,645)	–	(16,645)

Whitehaven Coal Ltd. (AUD)	1/31/2018	UBS	2.577%	1-Month AUD-LIBOR	149,406	(24,255)	–	(24,255)

Xstrata Plc (GBP)	11/1/2017	UBS	11.568%	1-Month GBP-LIBOR-BBA	3,543,696	(179,845)	480	(179,325)

Yancoal Australia Ltd. (AUD)	1/31/2018	UBS	1.288%	1-Month AUD-LIBOR	183,920	(4,388)	–	(4,388)

Yancoal Australia Ltd. (AUD)	1/31/2018	UBS	2.392%	1-Month AUD-LIBOR	731,369	18,463	–	18,463

						(939,856)	(654,128)	(284,730)

#	Illiquid security at March 31, 2013, at which time the aggregate fair value of
	securities are $108,105.

Fair Value of Financial Instruments - Litman Gregory Masters Alternative Strategies Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2013. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description					Total
Equity
Common Stock	$152,393,814	$-	$-		$152,393,814
Depository Receipts	$6,650,631	$-	$-		$6,650,631
Preferred Stock	$5,263,909	$329,678	$-		$5,593,587
Limited Partnerships	$-	$-	$888,809	**	$888,809
Total Equity	$164,308,354	$329,678	$888,809	**	$165,526,841
Short-Term Investments
Government Issues	$-	$799,582	$-		$799,582
Repurchase Agreements	$-	$96,357,000	$-		$96,357,000
Total Short-Term Investments	$-	$97,156,582	$-		$97,156,582
Fixed Income
Asset Backed Securities	$-	$11,261,352	$-		$11,261,352
Bank Loan	$-	$12,312,897	$-		$12,312,897
Convertible Bonds	$-	$13,682,323	$-		$13,682,323
Corporate Bonds	$-	$77,545,860	$-		$77,545,860
Government Securities & Agency Issues	$5,894,532	$19,763,219	$-		$25,657,751
Mortgage Backed Securities	$-	$126,151,235	$1,762,865	(1)	$127,914,100
Total Fixed Income	$5,894,532	$260,716,886	$1,762,865	**	$268,374,283
Purchased Options	$502,710	$-	$-		$502,710
Total Investments in Securities	$170,705,596	$358,203,146	$2,651,674	**	$531,560,416
Other Financial Instruments*
Forwards & Spot Contracts	$33,147	$-	$-		$33,147
Futures	$(140,878)	$-	$-		$(140,878)
Short Sales	$(45,864,156)	$(870,803)	$-		$(46,734,959)
Swaps - Total Return	$-	$(97,945)	$-		$(97,945)
Swaps - Credit Default	$-	$(840,911)	$-		$(840,911)
Written Options	$(215,037)	$-	$-		$(215,037)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at fair value.
** Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1) These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There were no significant transfers between Level 1 and Level 2 in the Fund as of March 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Alternative Strategies Fund:

	Balance as of December 31, 2012	Purchase	Realized Gain (Loss)	Amortization	Change in unrealized appreciation (depreciation)		Sales	Transfers into Level 3*	Transfers out of Level 3*	Balance as of March 31, 2013

Description
Equity
Limited Partnership	$ 847,143	$ -	$ -	$ -	$ 41,666	**	$ -	$ -	$ -	$ 888,809
Total Equity	$ 847,143	$ -	$ -	$ -	$ 41,666		$ -	$ -	$ -	$ 888,809
Fixed Income		$ -
Mortgage Backed Securities	$ 1,782,483	$ -	$ 40,051	$ 1,093	$ 15,823	**	$ (76,585)	$ -	$ -	$ 1,762,865
Total Fixed Income	$ 1,782,483	$ -	$ 40,051	$ 1,093	$ 15,823		$ (76,585)	$ -	$ -	$ 1,762,865
Total Investments in Securities	$ 2,629,626	$ -	$ 40,051	$ 1,093	$ 57,489		$ (76,585)	$ -	$ -	$ 2,651,674

* The amount of transfers in or out are reflected at the securities' fair value at the end of the period.

** The amounts represent the total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at Mach 31, 2013.

The following table summarizes the quantitative inputs and asumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2013.
	Fair Value at March 31, 2013	Valuation Techniques	Unobservable Inputs	Ranges

Financial Assets
Mortgage Backed Securities	$ 1,762,865	Methods of Comparables/Consensus Pricing*	Collateral Value Estimates	$38.50 - $58.23

Limited Partnership	$ 888,809	NAV as Practical Expedient**	N/A	$100.50

* The significant unobservable inputs used in the fair value measurement of the Fund's Private Investment shares are based on its most recent funding and the payment performance of the borrower. If the financial condition of the property were to deteriora

** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnership

Off-Balance Sheet Risk - Litman Gregory Masters Alternative Strategies Fund

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hege the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities demoninated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At March 31, 2013, the Funds had the following forward contracts outstanding:

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	March 31, 2013	Fund Delivering	March 31, 2013	Appreciation	Depreciation
4/1/2013	215,000,000	U.S. Dollar	$ 2,286,747	Japanese Yen	$ 2,263,789	$22,958	$ -
4/1/2013	111,000,000	U.S. Dollar	1,180,600	Japanese Yen	1,177,754	2,846	-
4/1/2013	200,000,000	Japanese Yen	2,169,122	U.S. Dollar	2,127,207	41,915	-
4/1/2013	126,000,000	Japanese Yen	1,312,869	U.S. Dollar	1,340,140	-	(27,271)
4/2/2013	181,000	U.S. Dollar	232,422	Euro Currency	231,101	1,321	-
4/2/2013	181,000	Euro Currency	236,156	U.S. Dollar	232,422	3,734	-
4/3/2013	440,000	U.S. Dollar	565,004	Euro Currency	564,036	968	-
4/3/2013	440,000	Euro Currency	577,632	U.S. Dollar	565,004	12,628	-
4/4/2013	850,000	Pound Sterling	1,091,492	Euro Currency	1,103,895	-	(12,403)
4/4/2013	425,000	Euro Currency	558,051	U.S. Dollar	545,746	12,305	-
4/4/2013	850,000	Euro Currency	1,095,968	Pound Sterling	1,091,492	4,476	-
4/4/2013	725,014	Euro Currency	1,100,892	Pound Sterling	1,095,967	4,925	-
4/4/2013	735,955	Pound Sterling	1,103,895	Euro Currency	1,117,505	-	(13,610)
4/8/2013	593,000	Euro Currency	772,472	U.S. Dollar	761,497	10,975	-
4/8/2013	985,000,000	U.S. Dollar	884,973	South Korean Won	886,589	-	(1,616)
4/8/2013	985,000,000	South Korean Won	904,375	U.S. Dollar	884,972	19,403	-
4/9/2013	1,590,000	Euro Currency	2,065,986	U.S. Dollar	2,041,801	24,185	-
4/9/2013	417,000	Euro Currency	543,685	U.S. Dollar	535,491	8,194	-
4/11/2013	840,000	Euro Currency	1,097,082	U.S. Dollar	1,078,702	18,380	-
4/11/2013	735,000	Pound Sterling	1,104,411	U.S. Dollar	1,116,012	-	(11,601)
4/11/2013	100,000	Swiss Franc	106,043	U.S. Dollar	105,612	431	-
4/15/2013	27,000	U.S. Dollar	28,123	Australian Dollar	27,793	330	-
4/15/2013	8,000	U.S. Dollar	8,333	Australian Dollar	8,228	105	-
4/15/2013	20,000	U.S. Dollar	20,832	Australian Dollar	20,733	99	-
4/15/2013	30,000	U.S. Dollar	31,248	Australian Dollar	31,124	124	-
4/15/2013	30,000	U.S. Dollar	31,248	Australian Dollar	31,113	135	-
4/15/2013	44,000	U.S. Dollar	45,831	Australian Dollar	45,503	328	-
4/15/2013	13,000	U.S. Dollar	13,541	Australian Dollar	13,573	-	(32)
4/15/2013	7,000	U.S. Dollar	7,291	Australian Dollar	7,304	-	(13)
4/15/2013	1,295,200	Australian Dollar	1,333,357	U.S. Dollar	1,349,102	-	(15,745)
4/15/2013	30,000	U.S. Dollar	29,520	Canadian Dollar	29,166	354	-
4/15/2013	50,000	Canadian Dollar	48,696	U.S. Dollar	49,200	-	(504)
4/15/2013	10,815,000	Canadian Dollar	10,532,621	U.S. Dollar	10,642,032	-	(109,411)
4/15/2013	30,000	Canadian Dollar	29,318	U.S. Dollar	29,520	-	(202)
4/15/2013	6,000	Canadian Dollar	5,866	U.S. Dollar	5,904	-	(38)
4/15/2013	490,000	Canadian Dollar	477,961	U.S. Dollar	482,163	-	(4,202)
4/15/2013	100,000	Canadian Dollar	97,720	U.S. Dollar	98,400	-	(680)
4/15/2013	13,000	Canadian Dollar	12,717	U.S. Dollar	12,792	-	(75)
4/15/2013	450,000	U.S. Dollar	577,891	Euro Currency	583,696	-	(5,805)
4/15/2013	3,050,000	Euro Currency	3,972,387	U.S. Dollar	3,916,820	55,567	-
4/15/2013	18,021,000	U.S. Dollar	2,321,650	Hong Kong Dollar	2,323,102	-	(1,452)
4/15/2013	18,021,000	Hong Kong Dollar	2,323,480	U.S. Dollar	2,321,651	1,829	-
4/15/2013	227,850,000	Japanese Yen	2,376,582	U.S. Dollar	2,423,642	-	(47,060)
4/15/2013	2,379,000	Swedish Krona	373,846	U.S. Dollar	365,791	8,055	-
4/15/2013	25,000	Swedish Krona	3,883	U.S. Dollar	3,844	39	-
4/15/2013	235,000	Swedish Krona	36,038	U.S. Dollar	36,133	-	(95)
4/15/2013	73,000	Swedish Krona	11,222	U.S. Dollar	11,224	-	(2)
4/15/2013	207,000	Euro Currency	269,604	U.S. Dollar	265,830	3,774	-
4/16/2013	793,000	Euro Currency	1,027,308	U.S. Dollar	1,018,380	8,928	-
4/22/2013	15,100,000	U.S. Dollar	1,221,418	Mexican Peso	1,214,578	6,840	-
4/22/2013	41,200,000	Mexican Peso	3,302,976	U.S. Dollar	3,332,610	-	(29,634)
4/22/2013	14,400,000	Mexican Peso	1,164,248	U.S. Dollar	1,164,796	-	(548)
4/24/2013	763,000	Euro Currency	989,078	U.S. Dollar	979,907	9,171	-
4/25/2013	150,000	U.S. Dollar	192,643	Euro Currency	192,532	111	-
4/25/2013	150,000	Euro Currency	193,606	U.S. Dollar	192,643	963	-
4/26/2013	655,000	Euro Currency	850,680	U.S. Dollar	841,216	9,464	-
4/30/2013	501,000	Euro Currency	644,236	U.S. Dollar	643,451	785	-
5/2/2013	1,790,000	Australian Dollar	1,863,086	U.S. Dollar	1,862,132	954	-
5/2/2013	925,000	Euro Currency	1,181,937	U.S. Dollar	1,188,024	-	(6,087)
5/2/2013	925,000	Euro Currency	1,182,617	Japanese Yen	1,188,024	-	(5,407)
5/2/2013	181,000	Euro Currency	231,150	U.S. Dollar	232,468	-	(1,318)
5/2/2013	111,603,563	Euro Currency	1,187,260	Japanese Yen	1,182,617	4,643	-
5/3/2013	440,000	Euro Currency	564,142	U.S. Dollar	565,118	-	(976)
5/6/2013	220,000	U.S. Dollar	282,565	Euro Currency	293,805	-	(11,240)
5/6/2013	240,000	U.S. Dollar	308,253	Euro Currency	320,681	-	(12,428)
5/6/2013	100,000	U.S. Dollar	128,439	Euro Currency	133,968	-	(5,529)
5/6/2013	180,000	U.S. Dollar	231,190	Euro Currency	237,436	-	(6,246)
5/6/2013	740,000	Euro Currency	1,005,443	U.S. Dollar	950,447	54,996	-
6/4/2013	195,000	Pound Sterling	296,126	U.S. Dollar	295,999	127	-
6/26/2013	480,000	Euro Currency	623,791	U.S. Dollar	616,742	7,049	-

			$ 64,682,875		$ 64,649,691	364,414	$ (331,230)

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Litman Gregory Funds Trust

By (Signature and Title)  /s/ Kenneth E. Gregory
                                            Kenneth E. Gregory, President and Principal Executive Officer

Date  May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Kenneth E. Gregory
                                            Kenneth E. Gregory, President and Principal Executive Officer

Date  May 29, 2013

By (Signature and Title)  /s/ John Coughlan
                                           John Coughlan, Treasurer and Principal Financial Officer

                Date  May 29, 2013